UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28*
Date of reporting period:
August 31, 2025
*This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Diversified
Income Fund
Class A-DIFAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$46	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFA-SEM

MFS® Diversified
Income Fund
Class C-DIFCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$84	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFC-SEM

MFS® Diversified
Income Fund
Class I-DIFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFI-SEM

MFS® Diversified
Income Fund
Class R1-DIFDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$84	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR1-SEM

MFS® Diversified
Income Fund
Class R2-DIFEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$58	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR2-SEM

MFS® Diversified
Income Fund
Class R3-DIFFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$46	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR3-SEM

MFS® Diversified
Income Fund
Class R4-DIFGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR4-SEM

MFS® Diversified
Income Fund
Class R6-DIFHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$28	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,906,326,270	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	1,348
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	65.2%
Equities	32.6%
Money Market Funds	2.1%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.5%
Financials	3.2%
Health Care	2.7%
Consumer Discretionary	2.3%
Energy	1.8%
Industrials	1.7%
Information Technology	1.6%
Materials	1.3%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.5%
AA	1.7%
A	7.6%
BBB	12.7%
BB	14.7%
B	11.3%
CCC	3.8%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	3.7%
Federal Agencies	7.7%
Not Rated	0.1%
Non-Fixed Income	32.7%
Money Market Funds	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR6-SEM

MFS® Government
Securities Fund
Class A-MFGSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.77%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGA-SEM

MFS® Government
Securities Fund
Class B-MFGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$77	1.52%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGB-SEM

MFS® Government
Securities Fund
Class C-MFGDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$77	1.52%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGC-SEM

MFS® Government
Securities Fund
Class I-MGSIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.52%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGI-SEM

MFS® Government
Securities Fund
Class R1-MFGGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$78	1.53%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR1-SEM

MFS® Government
Securities Fund
Class R2-MGVSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	1.02%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR2-SEM

MFS® Government
Securities Fund
Class R3-MFGHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.77%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR3-SEM

MFS® Government
Securities Fund
Class R4-MFGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.52%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR4-SEM

MFS® Government
Securities Fund
Class R6-MFGKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,983,249,684	Average Effective Maturity (yrs):	6.4
Total Number of Holdings:	768	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	88.4%
Money Market Funds	11.6%
Purchased Options	0.0%
Composition including fixed income credit quality
AAA	5.8%
AA	1.6%
A	0.2%
BBB	0.0%
U.S. Government	24.6%
Federal Agencies	56.2%
Not Rated	0.0%
Money Market Funds	11.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR6-SEM

MFS® New Discovery
Value Fund
Class A-NDVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$62	1.21%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVA-SEM

MFS® New Discovery
Value Fund
Class B-NDVBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$101	1.96%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVB-SEM

MFS® New Discovery
Value Fund
Class C-NDVCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$101	1.96%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVC-SEM

MFS® New Discovery
Value Fund
Class I-NDVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$49	0.96%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVI-SEM

MFS® New Discovery
Value Fund
Class R1-NDVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$101	1.96%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR1-SEM

MFS® New Discovery
Value Fund
Class R2-NDVSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$75	1.46%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR2-SEM

MFS® New Discovery
Value Fund
Class R3-NDVTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$62	1.21%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR3-SEM

MFS® New Discovery
Value Fund
Class R4-NDVUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$49	0.96%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR4-SEM

MFS® New Discovery
Value Fund
Class R6-NDVVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.86%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,864,927,624	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	25.5%
Industrials	12.5%
Consumer Discretionary	11.3%
Information Technology	8.9%
Real Estate	8.8%
Materials	8.0%
Utilities	6.4%
Health Care	6.3%
Energy	6.1%
Consumer Staples	2.4%
Communication Services	1.5%
Top ten holdings
Popular, Inc.	1.5%
NCR Atleos Corp.	1.4%
Pacific Premier Bancorp, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
First Interstate BancSystem, Inc.	1.1%
Plains GP Holdings LP	1.1%
Cathay General Bancorp, Inc.	1.1%
Element Solutions, Inc.	1.1%
Vontier Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Diversified Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Diversified Income Fund
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 42.7%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$478,000	$473,419
Boeing Co., 5.15%, 5/01/2030	561,000	575,435
Boeing Co., 5.805%, 5/01/2050	2,114,000	2,032,900
Czechoslovak Group A.S., 6.5%, 1/10/2031 (n)	403,000	412,708
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	324,000	336,064
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	493,000	500,781
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	1,188,000	1,227,012
		$5,558,319
Asset-Backed & Securitized – 1.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$6,373,251	$240,399
ACREC 2021-FL1 Ltd., “A”, FLR, 5.624% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	352,259	352,264
ACREC 2023-FL2 LLC, “A”, FLR, 6.593% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	371,390	371,274
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.225% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	289,275	289,431
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	5,357	5,360
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.943% (SOFR - 1mo. + 0.6%), 2/18/2028	266,027	266,114
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	811,474	814,833
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.178% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	483,984
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.113% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	1,097,000	1,095,577
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.991% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	943,016
AREIT 2023-CRE8 Trust, “A”, FLR, 6.472% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	442,066	442,826
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	70,475	70,580
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	136,266	137,399
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.959% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	900,000	900,416
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)	3,432,808	225,655
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.641%, 12/15/2055 (i)	4,250,125	141,904
BDS 2024-FL13 Ltd., “A”, FLR, 5.929% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	365,500	366,356
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.25%, 3/15/2054 (i)	6,631,085	270,832
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)	6,301,431	215,771
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	7,368,907	376,651
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.808%, 7/15/2055 (i)	6,958,531	281,667
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	350,066	350,118
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	189,755	195,834
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	171,428	171,470
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.443% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	534,117	536,562
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.944%, 12/15/2072 (i)(n)	8,553,845	259,126
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	652,408	655,751
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)	4,778,569	144,201
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.068%, 8/15/2055 (i)	7,891,159	396,527
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	201,342	205,091
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	1,030,787	1,041,119
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	181,000	181,638
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	234,585	239,262
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	134,673	135,605
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	43,498	43,520
KREF 2018-FT1 Ltd., “A”, FLR, 5.548% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	233,364	233,158
KREF 2018-FT1 Ltd., “AS”, FLR, 5.778% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	522,822
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	12,020	12,024
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	601,368	602,029
DIFFS-SEM

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.228% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	$750,000	$749,975
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	354,250	355,079
MF1 2024-FL5 LLC, “A”, FLR, 6.048% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,154,644
MF1 2020-FL4 Ltd., “A”, FLR, 6.178% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	231,938	232,104
MF1 2021-FL5 Ltd., “AS”, FLR, 5.678% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	514,926	514,795
MF1 2021-FL5 Ltd., “B”, FLR, 5.928% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	1,241,000	1,240,960
MF1 2021-FL7 Ltd., “A”, FLR, 5.554% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	526,548	526,313
MF1 2022-FL8 Ltd., “A”, FLR, 5.703% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,028,553	1,028,547
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.968%, 12/15/2051 (i)	8,727,626	192,910
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.398%, 5/15/2054 (i)	2,637,491	121,740
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	652,521	658,249
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	325,657	324,927
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	373,465	376,205
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	270,716	272,634
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	73,070	73,549
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	188,029	188,562
OBX Trust, 2024-NQM16, “A1”, 5.53%, 10/25/2064 (n)	366,718	368,848
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	557,510	560,806
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	340,602	344,444
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	330,434	333,232
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.688% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,225,000	1,225,000
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	210,750
PFS Financing Corp., 2025-A, “A”, FLR, 4.993% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	692,000	691,997
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	425,859	428,133
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	1,135,828	1,143,360
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	221,316	221,693
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.637% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	79,268	79,240
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.937% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	109,000	109,005
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	140,031	140,173
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	948,207	948,112
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	168,463	169,574
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	335,117	339,006
Verus Securitization Trust, 2024-7, “A1”, 5.095%, 9/25/2069 (n)	1,078,779	1,077,141
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	314,931	316,438
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.101%, 1/15/2052 (i)(n)	4,949,660	118,827
		$31,055,138
Automotive – 0.2%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$617,944
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	1,166,000	1,181,219
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,018,000	1,089,188
		$2,888,351
Broadcasting – 0.3%
Prosus N.V., 4.193%, 1/19/2032 (n)	$881,000	$837,575
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	778,151
Walt Disney Co., 3.5%, 5/13/2040	1,283,000	1,059,346
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	990,828
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	588,000	558,003
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	781,000	742,112
		$4,966,015

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$812,000	$882,339
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		893,000	913,804
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,219,000	1,218,707
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,273,000	1,227,567
LPL Holdings, Inc., 5.65%, 3/15/2035		902,000	911,695
LSEGA Financing PLC, 2%, 4/06/2028 (n)		1,950,000	1,847,645
			$7,001,757
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$1,585,000	$1,569,155
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		656,000	663,160
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		656,000	665,824
Vulcan Materials Co., 3.5%, 6/01/2030		532,000	513,069
Vulcan Materials Co., 4.5%, 6/15/2047		419,000	354,372
Vulcan Materials Co., 5.7%, 12/01/2054		581,000	573,713
			$4,339,293
Business Services – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031		$716,000	$713,708
Accenture Capital, Inc., 4.5%, 10/04/2034		478,000	466,867
Fiserv, Inc., 4.4%, 7/01/2049		2,188,000	1,749,620
Mastercard, Inc., 4.35%, 1/15/2032		447,000	447,271
Mastercard, Inc., 3.85%, 3/26/2050		977,000	756,702
Paychex, Inc., 5.1%, 4/15/2030		372,000	382,881
Paychex, Inc., 5.35%, 4/15/2032		818,000	846,174
Visa, Inc., 2%, 8/15/2050		1,120,000	599,212
			$5,962,435
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$1,260,000	$1,324,424
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035 (w)		521,000	521,920
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		853,000	724,856
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055 (w)		459,000	453,460
Comcast Corp., 5.35%, 5/15/2053		1,165,000	1,068,761
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	214,000	256,272
United Group B.V., 6.5%, 10/31/2031 (n)		460,000	546,795
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,603,000	1,547,425
Videotron Ltd., 5.7%, 1/15/2035 (n)		1,077,000	1,089,383
			$7,533,296
Chemicals – 0.1%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		$705,000	$687,670
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		744,000	627,250
			$1,314,920
Computer Software – 0.2%
JSC Kaspi, 6.25%, 3/26/2030 (n)		$1,064,000	$1,088,385
Microsoft Corp., 2.525%, 6/01/2050		1,429,000	873,582
Microsoft Corp., 2.5%, 9/15/2050		1,594,000	969,776
Oracle Corp., 4%, 7/15/2046		705,000	537,542
Oracle Corp., 5.55%, 2/06/2053		640,000	587,167
			$4,056,452

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.1%
Apple, Inc., 1.7%, 8/05/2031		$1,023,000	$898,955
Apple, Inc., 2.65%, 5/11/2050		1,925,000	1,192,169
			$2,091,124
Conglomerates – 0.2%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$952,000	$979,386
Regal Rexnord Corp., 6.05%, 4/15/2028		1,122,000	1,161,600
Regal Rexnord Corp., 6.3%, 2/15/2030		724,000	766,966
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		1,231,000	1,247,060
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		599,000	621,666
			$4,776,678
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032		$935,000	$881,622
Kenvue, Inc., 5.1%, 3/22/2043		1,017,000	975,023
L'Oréal S.A., 5%, 5/20/2035 (n)		662,000	674,675
Mattel, Inc., 3.75%, 4/01/2029 (n)		581,000	561,166
			$3,092,486
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$949,000	$938,324
CBRE Group, Inc., 5.95%, 8/15/2034		959,000	1,018,511
Meituan, 4.625%, 10/02/2029 (n)		599,000	600,797
Rentokil Terminix LLC, 5%, 4/28/2030 (n)		1,156,000	1,177,268
			$3,734,900
Containers – 0.1%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$2,000,000	$1,886,460
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$1,032,000	$1,070,211
Electronics – 0.1%
Broadcom, Inc., 5.05%, 7/12/2029		$702,000	$721,851
Broadcom, Inc., 5.2%, 7/15/2035		850,000	857,735
Intel Corp., 5.7%, 2/10/2053		488,000	448,760
			$2,028,346
Emerging Market Quasi-Sovereign – 3.5%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$796,739
Abu Dhabi Developmental Holding Co. PJSC, 5.375%, 5/08/2029 (n)		710,000	737,618
Abu Dhabi Developmental Holding Co. PJSC, 4.5%, 5/06/2030 (n)		645,000	651,303
Abu Dhabi Developmental Holding Co. PJSC, 4.375%, 10/02/2031 (n)		677,000	675,839
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		1,214,000	1,281,313
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)		864,000	873,099
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)		718,000	687,586
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,151,288
Abu Dhabi National Energy Co. PJSC, 4.75%, 3/09/2037 (n)		549,000	536,220
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		640,000	649,861
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States), 5.875%, 5/07/2030 (n)		454,000	466,712
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,065,670
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	844,000	1,005,708
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028		1,054,000	1,191,474

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		515,000	$600,302
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		$428,705	446,676
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		664,703	671,417
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		730,000	744,593
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		720,000	752,270
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	632,302
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,047,432
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		423,000	431,185
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		911,000	924,578
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		672,000	685,464
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		592,000	608,094
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035 (n)		1,123,000	1,160,628
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	805,451
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	633,381
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		454,000	410,984
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	836,799
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	503,688
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	728,530
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	697,765
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,255,535
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		1,099,000	1,140,671
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,243,233
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		399,000	428,653
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.25%, 2/13/2030 (n)		1,287,000	1,322,252
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.5%, 2/13/2035 (n)		581,000	606,115
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	824,284
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	523,000	628,609
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$852,000	894,240
National Bank of Uzbekistan, 8.5%, 7/05/2029		668,000	710,448
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		1,234,000	1,285,507
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		752,000	793,380
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		582,000	599,379
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,309,000	1,382,788
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		723,000	747,225
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		1,376,000	1,087,040
OCP S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		1,481,000	1,528,859
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		662,000	657,095
Pertamina PT, 5.625%, 5/20/2043		957,000	932,577
Petroleos Mexicanos, 6.84%, 1/23/2030		901,000	900,259
Petroleos Mexicanos, 6.7%, 2/16/2032		313,000	300,929
Petroleos Mexicanos, 10%, 2/07/2033		646,000	723,347
Petroleos Mexicanos, 6.75%, 9/21/2047		1,748,000	1,369,996
Petroleos Mexicanos, 6.35%, 2/12/2048		1,404,000	1,051,613
Petroleos Mexicanos, 7.69%, 1/23/2050		2,366,000	2,022,351
Petroleos Mexicanos, 6.95%, 1/28/2060		1,198,000	930,846
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		1,795,000	1,857,367
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,811,000	1,870,225
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		1,150,000	1,175,432
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		858,000	878,203
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,103,801
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		918,000	928,003
Republic of El Salvador, 8.65%, 1/24/2033 (n)		330,000	339,026
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		405,000	415,125
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	609,273

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		$893,000	$918,839
T.C. Ziraat Bankasi A.S., 7.25%, 2/04/2030 (n)		586,000	600,618
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		886,000	891,144
Turkiye Ihracat Kredi Bankasi A.S., 6.875%, 7/03/2028 (n)		433,000	439,759
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		712,000	721,238
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		741,000	792,524
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	1,167,642
			$66,167,419
Emerging Market Sovereign – 8.7%
Arab Republic of Egypt, 0%, 9/09/2025	EGP	78,250,000	$1,601,193
Arab Republic of Egypt, 0%, 2/17/2026		38,025,000	695,592
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$313,000	318,627
Arab Republic of Egypt, 7.6%, 3/01/2029		937,000	953,844
Arab Republic of Egypt, 8.625%, 2/04/2030 (n)		309,000	318,158
Arab Republic of Egypt, 5.875%, 2/16/2031		1,366,000	1,227,573
Arab Republic of Egypt, 7.903%, 2/21/2048		776,000	609,361
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		662,000	492,299
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		915,000	945,726
Czech Republic, 5%, 9/30/2030	CZK	19,910,000	1,002,288
Czech Republic, 2%, 10/13/2033		38,220,000	1,551,944
Democratic Socialist Republic of Sri Lanka, 4%, 4/15/2028 (n)		$246,838	234,818
Democratic Socialist Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		271,301	249,271
Democratic Socialist Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		758,525	632,011
Democratic Socialist Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		359,326	257,831
Democratic Socialist Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		565,350	474,283
Democratic Socialist Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		498,971	419,004
Dominican Republic, 5.5%, 2/22/2029 (n)		931,000	937,703
Dominican Republic, 7.05%, 2/03/2031 (n)		1,196,000	1,275,414
Dominican Republic, 4.875%, 9/23/2032 (n)		839,000	791,093
Dominican Republic, 4.875%, 9/23/2032		824,000	776,950
Dominican Republic, 6%, 2/22/2033 (n)		610,000	615,795
Dominican Republic, 6.6%, 6/01/2036 (n)		954,000	981,790
Dominican Republic, 6.95%, 3/15/2037 (n)		717,000	747,508
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		1,109,000	1,124,637
Federal Republic of Nigeria, 9.625%, 6/09/2031 (n)		296,000	318,329
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,341,000	1,323,592
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		601,000	566,028
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,462,631
Federal Republic of Nigeria, 10.375%, 12/09/2034 (n)		632,000	693,683
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		367,000	333,470
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	880,470
Federative Republic of Brazil, 10%, 1/01/2029	BRL	5,356,000	906,350
Federative Republic of Brazil, 10%, 1/01/2031		2,733,000	438,660
Federative Republic of Brazil, 6.625%, 3/15/2035		$684,000	699,048
Government of Ukraine, 0%, 2/01/2034 (n)		404,905	160,950
Government of Ukraine, 4.5%, 2/01/2034 (n)		188,729	101,442
Government of Ukraine, 0%, 2/01/2035 (n)		217,038	112,317
Government of Ukraine, 4.5%, 2/01/2035 (n)		440,367	234,495
Government of Ukraine, 0%, 2/01/2036 (n)		180,865	93,145
Government of Ukraine, 4.5%, 2/01/2036 (n)		629,096	331,848
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041 (a)		1,244,000	951,660
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		631,000	644,500
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)		672,000	689,784

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Islamic Republic of Pakistan, 6%, 4/08/2026		$557,000	$553,845
Islamic Republic of Pakistan, 7.375%, 4/08/2031		341,000	322,207
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		1,020,000	1,092,553
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		973,000	992,659
Kingdom of Saudi Arabia, 5.625%, 1/13/2035 (n)		540,000	568,122
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		1,446,000	1,212,851
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		1,425,000	1,205,535
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		736,000	479,640
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	36,509,000	926,719
Oriental Republic of Uruguay, 9.75%, 7/20/2033		12,405,000	342,409
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$967,000	1,001,348
Oriental Republic of Uruguay, 4.975%, 4/20/2055		753,000	667,821
Oriental Republic of Uruguay, 5.25%, 9/10/2060		940,742	851,635
Republic of Albania, 5.9%, 6/09/2028	EUR	601,000	745,780
Republic of Albania, 4.75%, 2/14/2035 (n)		795,000	935,689
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,396,000	1,289,762
Republic of Angola, 9.375%, 5/08/2048		1,356,000	1,124,130
Republic of Angola, 9.125%, 11/26/2049		1,922,000	1,556,249
Republic of Argentina, 4.125%, 7/09/2035		3,784,000	2,403,786
Republic of Argentina, 5%, 1/09/2038		3,924,000	2,648,700
Republic of Argentina, 3.5%, 7/09/2041		3,925,000	2,292,004
Republic of Azerbaijan, 3.5%, 9/01/2032		857,000	793,138
Republic of Barbados, 8%, 6/26/2035 (n)		690,000	694,030
Republic of Benin, 7.96%, 2/13/2038 (n)		816,000	804,061
Republic of Benin, 8.375%, 1/23/2041 (n)		533,000	535,197
Republic of Bulgaria, 5%, 3/05/2037		1,134,000	1,116,568
Republic of Chile, 5.65%, 1/13/2037		1,491,000	1,548,180
Republic of Chile, 4%, 1/31/2052		2,111,000	1,604,254
Republic of Colombia, 7.375%, 4/25/2030		605,000	639,787
Republic of Colombia, 3.25%, 4/22/2032		952,000	793,978
Republic of Colombia, 8.5%, 4/25/2035		576,000	624,470
Republic of Colombia, 8%, 11/14/2035		1,193,000	1,254,439
Republic of Colombia, 7.75%, 11/07/2036		1,152,000	1,180,477
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		701,000	742,625
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	1,003,026
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,919,000	2,023,585
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		832,000	836,647
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		706,000	700,700
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,910,000	1,902,397
Republic of Ecuador, 6.9%, 7/31/2035		3,381,183	2,544,408
Republic of Ecuador, 5%, 7/31/2040		2,930,000	1,899,255
Republic of El Salvador, 9.65%, 11/21/2054 (n)		294,000	305,760
Republic of Ghana, 5%, 7/03/2029 (n)		751,390	721,249
Republic of Ghana, 5%, 7/03/2035 (n)		2,938,576	2,413,828
Republic of Guatemala, 6.05%, 8/06/2031 (n)		992,000	1,025,728
Republic of Guatemala, 3.7%, 10/07/2033		936,000	812,448
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	734,635
Republic of Guatemala, 6.25%, 8/15/2036 (n)		1,013,000	1,038,953
Republic of Guatemala, 6.55%, 2/06/2037 (n)		794,000	821,393
Republic of Guatemala, 6.875%, 8/15/2055 (n)		691,000	693,418
Republic of Honduras, 8.625%, 11/27/2034		578,000	615,570
Republic of Hungary, 3%, 8/21/2030	HUF	180,240,000	454,359
Republic of Hungary, 5.375%, 9/26/2030 (n)		$698,000	714,639
Republic of Hungary, 6.25%, 9/22/2032 (n)		674,000	714,207

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 5.5%, 6/16/2034 (n)		$2,223,000	$2,233,390
Republic of Hungary, 6%, 9/26/2035 (n)		454,000	465,598
Republic of Hungary, 5.5%, 3/26/2036 (n)		1,201,000	1,182,677
Republic of Hungary, 5.5%, 3/26/2036		643,000	633,190
Republic of Hungary, 6.75%, 9/25/2052 (n)		708,000	741,916
Republic of Hungary, 6.75%, 9/23/2055 (n)		698,000	719,023
Republic of India, 7.18%, 8/14/2033	INR	38,220,000	445,002
Republic of India, 7.1%, 4/08/2034		119,700,000	1,385,196
Republic of Indonesia, 6.5%, 7/15/2030	IDR	23,240,000,000	1,459,413
Republic of Indonesia, 5.875%, 3/15/2031		7,505,000,000	459,229
Republic of Indonesia, 6.75%, 7/15/2035		19,693,000,000	1,229,541
Republic of Kazakhstan, 5%, 7/01/2032 (n)		$995,000	1,009,193
Republic of Kazakhstan, 5.5%, 7/01/2037 (n)		445,000	452,133
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	568,000	661,716
Republic of Panama, 6.4%, 2/14/2035		$906,000	912,043
Republic of Panama, 6.7%, 1/26/2036		336,000	344,417
Republic of Panama, 8%, 3/01/2038		1,082,000	1,194,095
Republic of Panama, 3.87%, 7/23/2060		873,000	527,196
Republic of Panama, 4.5%, 1/19/2063		1,037,000	703,708
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	992,739
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,713,000	1,505,761
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	959,011
Republic of Paraguay, 6.65%, 3/04/2055 (n)		593,000	610,642
Republic of Peru, 6.15%, 8/12/2032	PEN	5,123,000	1,519,299
Republic of Peru, 5.375%, 2/08/2035		$731,000	739,319
Republic of Peru, 6.85%, 8/12/2035	PEN	2,196,000	645,936
Republic of Peru, 5.875%, 8/08/2054		$799,000	777,427
Republic of Philippines, 6.375%, 7/27/2030	PHP	50,280,000	899,474
Republic of Poland, 4.625%, 3/18/2029		$713,000	724,625
Republic of Poland, 4.875%, 2/12/2030		685,000	703,593
Republic of Poland, 5.75%, 11/16/2032		1,038,000	1,101,037
Republic of Poland, 4.875%, 10/04/2033		828,000	831,100
Republic of Poland, 5.125%, 9/18/2034		981,000	989,096
Republic of Poland, 5%, 10/25/2034	PLN	4,502,000	1,198,341
Republic of Poland, 5.375%, 2/12/2035		$1,349,000	1,379,690
Republic of Poland, 5.5%, 3/18/2054		317,000	297,145
Republic of Romania, 5.75%, 9/16/2030 (n)		1,164,000	1,174,506
Republic of Romania, 2%, 1/28/2032	EUR	625,000	604,618
Republic of Romania, 3.625%, 3/27/2032		$1,082,000	951,321
Republic of Romania, 7.125%, 1/17/2033 (n)		684,000	727,777
Republic of Romania, 7.5%, 7/27/2033	RON	2,380,000	546,065
Republic of Romania, 6.375%, 1/30/2034 (n)		$554,000	555,876
Republic of Romania, 3.75%, 2/07/2034 (n)	EUR	905,000	922,269
Republic of Romania, 6%, 5/25/2034 (n)		$928,000	910,809
Republic of Romania, 5.75%, 3/24/2035		1,974,000	1,872,816
Republic of Romania, 6.625%, 5/16/2036 (n)		1,202,000	1,200,245
Republic of Romania, 7.5%, 2/10/2037 (n)		610,000	649,144
Republic of Romania, 6.75%, 7/11/2039 (n)	EUR	644,000	769,982
Republic of Serbia, 6.25%, 5/26/2028 (n)		$895,000	928,065
Republic of Serbia, 1.65%, 3/03/2033	EUR	429,000	414,282
Republic of Serbia, 6%, 6/12/2034 (n)		$657,000	673,273
Republic of Serbia, 6%, 6/12/2034		912,000	934,590
Republic of South Africa, 8.25%, 3/31/2032	ZAR	19,349,000	1,066,841
Republic of South Africa, 7.1%, 11/19/2036 (n)		$1,486,000	1,495,820

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of South Africa, 7.3%, 4/20/2052		$1,812,000	$1,655,825
Republic of South Africa, 7.95%, 11/19/2054 (n)		1,529,000	1,478,372
Republic of Turkey, 8.509%, 1/14/2029 (n)		453,000	490,146
Republic of Turkey, 5.875%, 6/26/2031		1,934,000	1,885,473
Republic of Turkey, 5.2%, 8/17/2031	EUR	566,000	668,995
Republic of Turkey, 7.25%, 5/29/2032		$581,000	599,659
Republic of Turkey, 9.375%, 1/19/2033		348,000	400,761
Republic of Turkey, 7.625%, 5/15/2034		1,118,000	1,174,983
Republic of Turkey, 6.5%, 1/03/2035		1,216,000	1,182,054
Republic of Turkey, 6%, 1/14/2041		357,000	306,463
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,221,882
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	715,256
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,078,714
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		907,000	964,340
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)		771,000	819,967
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		6,312,000	1,310,371
Republic of Zambia, 5.75%, 6/30/2033		893,165	835,462
Republic of Zambia, 0.5%, 12/31/2053		319,563	213,643
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,280,376
Sultanate of Oman, 6.75%, 1/17/2048		1,457,000	1,557,257
Sultanate of Oman, 7%, 1/25/2051		1,416,000	1,558,466
United Mexican States, 5.85%, 7/02/2032		2,082,000	2,123,015
United Mexican States, 6.875%, 5/13/2037		1,586,000	1,667,917
United Mexican States, 6.625%, 1/29/2038		698,000	710,808
United Mexican States, 6.338%, 5/04/2053		1,295,000	1,195,738
United Mexican States, 6.4%, 5/07/2054		578,000	535,633
United Mexican States, 7.375%, 5/13/2055		741,000	776,938
			$165,137,692
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031		$542,000	$566,517
Occidental Petroleum Corp., 4.4%, 4/15/2046		625,000	473,524
Pioneer Natural Resources Co., 1.9%, 8/15/2030		1,491,000	1,333,095
Pioneer Natural Resources Co., 2.15%, 1/15/2031		501,000	449,523
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		1,029,000	1,127,195
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		743,000	702,471
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		1,286,000	1,173,964
			$5,826,289
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052		$1,301,000	$814,684
Orlen S.A., 6%, 1/30/2035 (n)		888,000	918,823
			$1,733,507
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		$1,035,000	$1,033,072
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		590,000	599,427
			$1,632,499
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		$1,323,000	$1,267,629
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		616,000	623,515
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		1,411,000	1,426,870

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)	$403,000	$414,942
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	714,000	733,817
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)(w)	669,000	669,208
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,660,000	1,705,311
		$6,841,292
Food & Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,041,000	$2,005,678
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,504,000	2,346,562
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,121,000	2,072,451
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	494,000	442,673
Constellation Brands, Inc., 4.1%, 2/15/2048	1,529,000	1,176,464
Diageo Capital PLC, 5.625%, 10/05/2033	1,299,000	1,376,331
Flowers Foods, Inc., 5.75%, 3/15/2035	1,041,000	1,060,290
Flowers Foods, Inc., 6.2%, 3/15/2055	287,000	277,504
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)	762,000	778,473
Grupo Nutresa S.A., 8%, 5/12/2030 (n)	857,000	911,420
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	592,000	566,249
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	568,000	533,872
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	461,000	424,889
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	572,000	583,720
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	681,291
Kraft Heinz Foods Co., 5.5%, 6/01/2050	819,000	740,965
Mars, Inc., 4.55%, 4/20/2028 (n)	463,000	468,853
Mars, Inc., 4.75%, 4/20/2033 (n)	1,424,000	1,416,007
Mars, Inc., 3.95%, 4/01/2049 (n)	758,000	592,082
Mars, Inc., 5.7%, 5/01/2055 (n)	932,000	908,839
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,158,286
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,406,656
SYSCO Corp., 4.45%, 3/15/2048	640,000	529,487
		$22,459,042
Gaming & Lodging – 0.5%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$709,000	$734,478
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	1,257,000	1,279,890
Las Vegas Sands Corp., 5.9%, 6/01/2027	297,000	302,830
Las Vegas Sands Corp., 6.2%, 8/15/2034	594,000	614,420
Marriott International, Inc., 2.85%, 4/15/2031	646,000	592,555
Marriott International, Inc., 3.5%, 10/15/2032	347,000	318,210
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	716,000	744,915
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	1,024,215
Sands China Ltd., 3.25%, 8/08/2031	1,670,000	1,514,088
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	684,938
Wynn Macau Ltd., 5.125%, 12/15/2029	277,000	267,117
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	707,000	710,282
		$8,787,938
Industrial – 0.1%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$1,005,000	$1,034,270
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	284,318
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,225,419
		$2,544,007

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$1,005,000	$950,417
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,951,000	1,641,572
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	643,000	644,859
Hanwha Life Insurance Co. Ltd., 6.3%, 6/24/2055 (n)	674,000	701,160
Lincoln National Corp., 5.852%, 3/15/2034	963,000	999,369
MetLife, Inc., 5.3%, 12/15/2034	588,000	605,198
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	1,540,000	1,606,178
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	1,225,000	1,185,780
		$8,334,533
Insurance - Health – 0.2%
Elevance Health, Inc., 5.65%, 6/15/2054	$641,000	$607,569
Humana, Inc., 5.375%, 4/15/2031	435,000	448,981
Humana, Inc., 5.55%, 5/01/2035	429,000	433,775
Humana, Inc., 4.95%, 10/01/2044	560,000	487,110
UnitedHealth Group, Inc., 5.3%, 2/15/2030	584,000	607,700
UnitedHealth Group, Inc., 2.3%, 5/15/2031	847,000	756,323
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	513,915
UnitedHealth Group, Inc., 5.875%, 2/15/2053	776,000	766,815
		$4,622,188
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.85%, 5/07/2030	$538,000	$550,447
American International Group, Inc., 5.125%, 3/27/2033	1,168,000	1,192,147
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	751,000	823,957
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	901,000	983,944
Brown & Brown, Inc., 5.25%, 6/23/2032	192,000	196,257
Brown & Brown, Inc., 6.25%, 6/23/2055	246,000	251,505
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	853,000	801,552
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	437,000	450,805
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	888,000	913,864
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	902,000	556,546
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	1,400,000	1,432,593
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	801,000	760,191
		$8,913,808
International Market Quasi-Sovereign – 0.1%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,470,000	$1,540,295
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,421,000	1,263,084
		$2,803,379
International Market Sovereign – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,715,000	$3,742,454
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,585,787
		$5,328,241
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$407,072
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	854,796
CNH Industrial Capital LLC, 5.5%, 1/12/2029	1,066,000	1,105,156
CNH Industrial N.V., 3.85%, 11/15/2027	1,580,000	1,572,647
		$3,939,671

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 2.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$2,164,000	$2,126,538
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	1,347,000	1,408,027
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,586,388
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	710,000	714,653
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	998,000	894,028
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	818,000	786,298
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	1,010,709
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	3,229,080
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	1,402,000	1,428,072
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	1,059,000	1,082,925
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	484,000	487,979
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	704,000	711,737
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	1,771,000	1,759,879
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	796,000	815,414
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	804,000	725,401
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	878,000	895,251
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	901,000	895,697
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	822,672
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,552,111
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	693,352
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	499,000	496,183
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,368,148
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	2,062,881
Morgan Stanley, 3.125%, 7/27/2026	1,495,000	1,481,320
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	727,498
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	851,000	878,601
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,733,486
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	1,837,000	1,785,063
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	673,174
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	686,000	696,537
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	698,000	727,700
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	292,000	301,429
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	2,145,428
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	830,545
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,068,000	1,080,473
UBS Group AG, 5.58%, 5/09/2036 (n)	3,727,000	3,832,668
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,359,000	1,750,086
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	893,000	978,673
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	613,000	617,918
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,747,856
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	802,070
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	569,000	589,882
		$54,933,830
Medical & Health Technology & Services – 0.3%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,224,000	$2,183,608
ICON Investments Six DAC, 5.809%, 5/08/2027	1,724,000	1,759,811
Marin General Hospital, 7.242%, 8/01/2045	839,000	922,787
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	581,000	601,284
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	600,179
		$6,067,669

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$901,872
Stryker Corp., 4.625%, 9/11/2034	1,207,000	1,190,048
		$2,091,920
Metals & Mining – 0.2%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$329,000	$341,677
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)	1,636,301	924,529
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	590,000	604,920
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	175,000	179,387
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	1,142,066	1,118,605
Vale Overseas Ltd., 6.4%, 6/28/2054	443,000	443,086
		$3,612,204
Midstream – 0.6%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$1,127,000	$1,137,358
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	313,000	316,749
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	781,000	811,806
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	443,000	458,291
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,216,000	1,160,989
Enbridge, Inc., 5.95%, 4/05/2054	780,000	769,442
Energy Transfer LP, 4%, 10/01/2027	600,000	596,734
Energy Transfer LP, 5.95%, 5/15/2054	476,000	445,685
Enterprise Products Operating LLC, 4.85%, 1/31/2034	1,192,000	1,191,858
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	644,744	627,048
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	597,000	520,669
Plains All American Pipeline LP, 5.95%, 6/15/2035	1,433,000	1,476,111
Targa Resources Corp., 4.95%, 4/15/2052	1,424,000	1,177,973
		$10,690,713
Mortgage-Backed – 7.6%
Fannie Mae, 3.001%, 7/25/2027	$771,189	$756,661
Fannie Mae, 3%, 11/01/2028 - 5/01/2052	3,220,506	3,035,268
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	2,574,168	2,419,093
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	797,573	726,294
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	268,228	19,328
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	29,633	31,028
Fannie Mae, 3%, 2/25/2033 (i)	372,673	26,321
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	1,701,139	1,764,282
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	2,229,520	2,272,163
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,094,080	1,093,663
Fannie Mae, 4.913%, 4/25/2034 - 11/25/2046	858,289	851,809
Fannie Mae, 6%, 8/01/2034 - 8/01/2054	2,861,784	2,926,181
Fannie Mae, 4.753%, 1/25/2036	657	657
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	2,911,910	2,824,983
Fannie Mae, 1%, 3/25/2041	218,531	192,470
Fannie Mae, 4.813%, 3/25/2041	37,466	37,327
Fannie Mae, 2.25%, 4/25/2041	391,353	374,877
Fannie Mae, 4.963%, 7/25/2041	35,908	35,679
Fannie Mae, 2%, 8/25/2044	170,821	159,538
Fannie Mae, 4.763%, 12/25/2045	87,660	86,610
Fannie Mae, 4%, 9/25/2050 (i)	433,526	84,786
Fannie Mae, 5.148%, 10/25/2052	1,072,163	1,055,664
Fannie Mae, 5.798%, 11/25/2053 - 1/25/2055	1,910,474	1,934,750

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.248%, 12/25/2053	$842,390	$845,306
Fannie Mae, 5.498%, 6/25/2054 - 2/25/2055	2,545,073	2,555,584
Fannie Mae, 7.348%, 7/25/2054	468,225	471,590
Fannie Mae, 5.748%, 12/25/2054	1,196,824	1,206,029
Fannie Mae, 5.198%, 1/25/2055	616,880	617,910
Fannie Mae, 6.788%, 3/25/2055	661,928	658,848
Fannie Mae, 5.698%, 7/25/2055 - 8/25/2055	2,445,819	2,461,757
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	14,078,699	11,904,892
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 8/01/2054	2,308,034	2,338,936
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,859,398	1,407,216
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	4,849,985	4,007,726
Fannie Mae, UMBS, 3.5%, 5/01/2049	354,983	329,441
Fannie Mae, UMBS, 3%, 8/01/2050 - 8/01/2052	3,578,213	3,116,463
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	732,492	693,184
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	314,603	304,939
Fannie Mae, UMBS, 5%, 8/01/2052 - 11/01/2054	2,505,288	2,480,030
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 1/01/2054	777,965	807,036
Fannie Mae, UMBS, 6%, 9/01/2053 - 11/01/2054	3,637,829	3,727,696
Freddie Mac, 2.745%, 1/25/2026	482,419	478,827
Freddie Mac, 3.208%, 2/25/2026	591,107	588,107
Freddie Mac, 2.57%, 7/25/2026	4,419,152	4,358,923
Freddie Mac, 2.797%, 12/25/2026	143,956	142,768
Freddie Mac, 1.486%, 3/25/2027 (i)	2,188,000	41,358
Freddie Mac, 0.695%, 7/25/2027 (i)	42,695,041	365,154
Freddie Mac, 0.538%, 8/25/2027 (i)	31,863,840	218,538
Freddie Mac, 0.486%, 12/25/2027 (i)	206,978	1,594
Freddie Mac, 0.43%, 1/25/2028 (i)	57,883,576	376,782
Freddie Mac, 0.432%, 1/25/2028 (i)	24,267,764	159,604
Freddie Mac, 0.264%, 2/25/2028 (i)	73,858,788	244,554
Freddie Mac, 0.258%, 4/25/2028 (i)	48,539,066	166,106
Freddie Mac, 0.612%, 10/25/2028 (i)	6,096,103	78,826
Freddie Mac, 0.598%, 5/25/2029 (i)	6,543,539	96,950
Freddie Mac, 1.005%, 7/25/2029 (i)	4,906,286	145,644
Freddie Mac, 1.212%, 7/25/2029 (i)	7,882,208	278,463
Freddie Mac, 1.261%, 8/25/2029 (i)	13,898,121	530,491
Freddie Mac, 0.734%, 1/25/2030 (i)	2,650,179	61,075
Freddie Mac, 1.438%, 1/25/2030 (i)	4,076,825	199,839
Freddie Mac, 1.913%, 4/25/2030 (i)	3,344,437	242,676
Freddie Mac, 1.954%, 4/25/2030 (i)	8,166,315	610,279
Freddie Mac, 1.769%, 5/25/2030 (i)	4,373,949	305,238
Freddie Mac, 1.906%, 5/25/2030 (i)	9,928,903	738,737
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	584,429	605,471
Freddie Mac, 1.206%, 6/25/2030 (i)	3,075,793	136,989
Freddie Mac, 1.435%, 6/25/2030 (i)	3,957,955	223,964
Freddie Mac, 1.701%, 8/25/2030 (i)	3,506,241	243,157
Freddie Mac, 1.262%, 9/25/2030 (i)	2,193,674	113,575
Freddie Mac, 0.413%, 1/25/2031 (i)	12,625,107	170,628
Freddie Mac, 0.871%, 1/25/2031 (i)	4,987,462	187,184
Freddie Mac, 0.546%, 2/25/2031 (i)	2,871,045	60,675
Freddie Mac, 1.321%, 7/25/2031 (i)	3,953,830	245,435
Freddie Mac, 0.954%, 9/25/2031 (i)	5,826,990	255,592
Freddie Mac, 0.434%, 6/25/2032 (i)	17,860,106	362,762
Freddie Mac, 4.807%, 10/15/2032	30,666	30,647
Freddie Mac, 0.301%, 11/25/2032 (i)	11,453,817	147,434

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.431%, 5/25/2033 (i)	$2,600,000	$54,489
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	3,075,908	2,925,235
Freddie Mac, 0.299%, 8/25/2033 (i)	12,475,897	155,961
Freddie Mac, 0.362%, 10/25/2033 (i)	11,781,459	195,976
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,114,188	1,139,198
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	359,251	377,914
Freddie Mac, 1.092%, 9/25/2034 (i)	1,508,629	104,677
Freddie Mac, 0.22%, 1/25/2035 (i)	17,854,931	164,894
Freddie Mac, 0.427%, 1/25/2035 (i)	6,569,974	154,155
Freddie Mac, 4.657%, 4/15/2035	19,203	19,095
Freddie Mac, 5.5%, 2/15/2036 (i)	105,694	16,683
Freddie Mac, 6.5%, 5/01/2037	3,535	3,701
Freddie Mac, 4%, 8/01/2037 - 4/15/2044	1,575,496	1,544,849
Freddie Mac, 5.157%, 5/15/2039	27,708	27,758
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	610,366	609,737
Freddie Mac, 3%, 7/15/2039 - 10/01/2046	2,606,802	2,365,845
Freddie Mac, 4.5%, 12/15/2040 (i)	16,336	1,520
Freddie Mac, 4.857%, 8/15/2046	45,197	44,766
Freddie Mac, 2.5%, 3/25/2051 (i)	1,148,293	189,907
Freddie Mac, 5.168%, 9/25/2052	723,294	711,120
Freddie Mac, 5.798%, 10/25/2053	76,840	78,143
Freddie Mac, 6.578%, 12/25/2053	640,967	640,419
Freddie Mac, 5.648%, 8/25/2054 - 12/25/2054	1,968,231	1,975,551
Freddie Mac, 5.248%, 10/25/2054	1,379,359	1,384,555
Freddie Mac, 6.798%, 1/25/2055	368,041	370,111
Freddie Mac, 5.748%, 2/25/2055 - 6/25/2055	1,842,014	1,857,213
Freddie Mac, 5.948%, 2/25/2055	618,684	628,835
Freddie Mac, 7.898%, 8/25/2055	92,340	92,644
Freddie Mac, 3.25%, 11/25/2061	746,734	684,899
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	2,052,370	1,751,495
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	11,936,063	9,551,801
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,549,993	2,250,177
Freddie Mac, UMBS, 1.5%, 11/01/2051	34,893	26,344
Freddie Mac, UMBS, 3.5%, 5/01/2052	132,743	121,160
Freddie Mac, UMBS, 4%, 5/01/2052	585,338	552,859
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	1,353,468	1,383,480
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	759,181	769,970
Freddie Mac, UMBS, 6.5%, 11/01/2054	379,038	394,441
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	1,003,460	112,018
Ginnie Mae, 5.5%, 5/15/2033 - 4/20/2055	3,600,440	3,643,992
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2052	4,620,733	4,528,694
Ginnie Mae, 5.658%, 8/20/2034	224,771	229,353
Ginnie Mae, 4%, 5/16/2039 - 7/20/2052	945,548	907,592
Ginnie Mae, 5%, 8/20/2039 - 1/20/2053	1,035,596	1,033,179
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	289,814	41,049
Ginnie Mae, 4.555%, 9/20/2041	1,132,691	1,105,517
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	2,273,836	2,123,811
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	5,035,587	4,298,613
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	3,913,140	3,489,323
Ginnie Mae, 4.754%, 10/20/2045	1,078,953	1,048,505
Ginnie Mae, 4.905%, 7/20/2046	419,575	409,656
Ginnie Mae, 4.705%, 10/20/2047	81,000	78,125
Ginnie Mae, 2.5%, 2/20/2051 (i)	346,494	48,038
Ginnie Mae, 2%, 3/20/2052	157,364	128,956

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	$1,347,147	$1,384,770
Ginnie Mae, 5.395%, 10/20/2054	581,888	581,674
Ginnie Mae, 5.057%, 6/20/2055	692,842	702,800
Ginnie Mae, 5.132%, 6/20/2055	573,689	567,447
Ginnie Mae, 2.074%, 12/20/2062 (i)	713,342	31,400
Ginnie Mae, 5.495%, 3/20/2064	182,705	183,741
Ginnie Mae, 5.122%, 7/20/2064	125,919	126,038
Ginnie Mae, 5.192%, 10/20/2066	166,916	167,206
Ginnie Mae, 5.212%, 10/20/2066	428,794	429,631
Ginnie Mae, 5.249%, 1/20/2067	369,591	372,355
Ginnie Mae, 5.127%, 2/20/2067	279,739	281,669
Ginnie Mae, 5.173%, 3/20/2067	640,169	645,142
Ginnie Mae, 5.281%, 7/20/2067	790,027	798,559
Ginnie Mae, 4.892%, 11/20/2067	218,138	218,001
Ginnie Mae, 4.992%, 4/20/2068	1,131,034	1,137,819
Ginnie Mae, 4.972%, 7/20/2070	909,840	904,334
Ginnie Mae, 4.995%, 1/20/2075	419,809	419,419
Ginnie Mae, 4.945%, 2/20/2075	990,569	986,391
Ginnie Mae, TBA, 6.5%, 9/15/2055	1,025,000	1,054,608
		$145,399,063
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$751,318
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	890,000	915,379
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	760,000	775,935
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	630,000	656,055
		$3,098,687
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$1,305,000	$1,368,263
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$307,000	$300,881
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	1,083,000	1,054,275
		$1,355,156
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$1,059,000	$1,078,975
NTT Finance Corp., 5.502%, 7/16/2035 (n)	316,000	323,763
		$1,402,738
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$881,000	$899,702
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	1,796,000	1,753,695
		$2,653,397
Other Banks & Diversified Financials – 0.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$1,421,000	$1,511,452
Banco De Credito del Peru, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)	829,000	865,103
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	895,000	895,386
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)	886,000	933,095
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,155,384
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	393,666

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	$476,000	$505,375
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)	485,000	506,825
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	1,234,000	1,365,993
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	929,000	1,050,547
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	491,000	534,590
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	694,000	688,687
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)	902,000	908,130
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	588,000	595,340
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)	426,000	439,652
Saudi Awwal Bank, 5.947% to 9/04/2030, FLR (CMT - 5yr. + 2.2%) to 9/04/2035 (w)	779,000	783,489
Scotiabank Peru S.A., 6.1%, 10/01/2035 (n)	462,000	476,553
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,016,000	1,102,709
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	309,000	318,028
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,633,246
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	925,017
		$17,588,267
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044	$1,232,000	$1,204,872
AbbVie, Inc., 5.4%, 3/15/2054	468,000	449,134
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)	751,000	707,076
Biogen, Inc., 5.05%, 1/15/2031	801,000	822,042
Eli Lilly & Co., 4.7%, 2/09/2034	1,560,000	1,562,996
Eli Lilly & Co., 5.5%, 2/12/2055	272,000	268,217
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	324,000	301,818
Pfizer, Inc., 2.55%, 5/28/2040	826,000	595,692
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	400,000	415,525
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	795,000	843,834
		$7,171,206
Pollution Control – 0.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (n)	$488,000	$404,869
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$1,119,000	$1,170,918
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$1,172,000	$1,093,472
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	538,000	522,624
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,543,000	1,002,994
		$2,619,090
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$1,401,000	$1,406,588
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$1,047,000	$1,042,091
Boston Properties LP, REIT, 2.75%, 10/01/2026	637,000	625,911
Corporate Office Property LP, REIT, 2%, 1/15/2029	1,164,000	1,074,848
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	494,000	445,277
		$3,188,127

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.0%
Prologis LP, REIT, 5.125%, 1/15/2034		$954,000	$974,866
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033		$745,000	$774,802
Realty Income Corp., REIT, 5.375%, 9/01/2054		1,265,000	1,197,790
STORE Capital Corp., REIT, 4.625%, 3/15/2029		325,000	322,618
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,860,000	1,678,569
			$3,973,779
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		$817,000	$594,684
Amazon.com, Inc., 3.6%, 4/13/2032		1,160,000	1,116,666
Home Depot, Inc., 3.9%, 6/15/2047		1,617,000	1,269,718
			$2,981,068
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)		$330,000	$329,022
International Flavors & Fragrances, Inc., 5%, 9/26/2048		743,000	638,921
			$967,943
Specialty Stores – 0.0%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$811,000	$575,294
Supermarkets – 0.0%
Kroger Co., 5%, 9/15/2034		$585,000	$583,059
Kroger Co., 5.5%, 9/15/2054		384,000	359,557
			$942,616
Supranational – 0.0%
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		$613,000	$629,735
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029		$979,000	$1,006,775
American Tower Corp., 5.45%, 2/15/2034		905,000	933,205
American Tower Corp., 3.7%, 10/15/2049		325,000	235,275
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		1,551,000	1,211,720
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		986,000	980,099
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		570,000	605,260
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	924,000	1,120,155
Rogers Communications, Inc., 4.5%, 3/15/2042		$779,000	666,651
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		802,000	798,391
T-Mobile USA, Inc., 2.05%, 2/15/2028		563,000	536,062
T-Mobile USA, Inc., 5.05%, 7/15/2033		701,000	708,191
Vodafone Group PLC, 5.625%, 2/10/2053		1,084,000	1,023,834
			$9,825,618
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030		$1,118,000	$1,206,269
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		1,013,000	1,052,008
			$2,258,277

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$865,000	$719,585
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)	632,000	658,859
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	1,694,000	1,793,491
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)	751,000	769,528
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)	447,000	461,085
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)	543,000	553,860
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034 (n)	199,500	207,915
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	766,000	800,135
		$5,964,458
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$5,996	$6,037
Small Business Administration, 2.21%, 2/01/2033	54,769	51,427
Small Business Administration, 2.22%, 3/01/2033	89,613	84,409
Small Business Administration, 3.15%, 7/01/2033	106,119	102,170
Small Business Administration, 3.16%, 8/01/2033	134,928	129,604
Small Business Administration, 3.62%, 9/01/2033	86,229	84,307
		$457,954
U.S. Treasury Obligations – 3.7%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$111,515
U.S. Treasury Bonds, 5.25%, 2/15/2029 (f)	2,965,000	3,130,160
U.S. Treasury Bonds, 2.375%, 2/15/2042	5,989,000	4,335,007
U.S. Treasury Bonds, 3.25%, 5/15/2042	1,714,000	1,409,430
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,241,245
U.S. Treasury Bonds, 4.75%, 11/15/2043	2,982,000	2,954,393
U.S. Treasury Bonds, 4.625%, 11/15/2044	308,000	298,784
U.S. Treasury Bonds, 4.75%, 2/15/2045	5,301,000	5,222,313
U.S. Treasury Bonds, 5%, 5/15/2045	3,535,000	3,594,101
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	2,136,000	1,555,275
U.S. Treasury Notes, 3.625%, 3/31/2028	11,275,000	11,284,690
U.S. Treasury Notes, 2.375%, 5/15/2029	6,034,500	5,776,619
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,699,303
U.S. Treasury Notes, 4.625%, 4/30/2031	2,748,000	2,864,897
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,397,179
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,645,117
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)	7,333,000	6,808,519
		$70,328,547
Utilities - Electric Power – 2.0%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$1,362,000	$1,234,485
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,171,875	1,917,592
AEP Transmission Co. LLC, 5.375%, 6/15/2035	507,000	519,377
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	973,285
AES Andes S.A., 6.25%, 3/14/2032 (n)	456,000	472,031
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)	434,000	458,199
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,018,676	802,284
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	475,000	478,350
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	271,060
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	360,000	342,132
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	300,000	249,047
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)	625,000	645,313
DTE Energy Co., 4.95%, 7/01/2027	943,000	955,567

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Duke Energy Carolinas LLC, 2.85%, 3/15/2032		$695,000	$629,228
Duke Energy Florida LLC, 3.4%, 10/01/2046		388,000	278,723
Duke Energy Florida LLC, 6.2%, 11/15/2053		791,000	838,577
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,318,000	1,174,492
Enel Finance International N.V., 7.75%, 10/14/2052 (n)		1,023,000	1,230,708
Energuate Trust, 5.875%, 5/03/2027		444,000	444,226
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		216,000	226,998
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	953,000	1,215,636
Eversource Energy, 5.5%, 1/01/2034		$1,026,000	1,048,768
FirstEnergy Corp., 2.65%, 3/01/2030		1,722,000	1,597,283
Florida Power & Light Co., 3.95%, 3/01/2048		1,811,000	1,435,192
Georgia Power Co., 4.7%, 5/15/2032		673,000	675,791
Georgia Power Co., 5.125%, 5/15/2052		909,000	844,894
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		2,404,000	2,134,707
Jersey Central Power & Light Co., 5.1%, 1/15/2035		282,000	281,757
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		424,000	439,900
MidAmerican Energy Co., 5.85%, 9/15/2054		956,000	981,629
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032		1,090,000	955,595
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		1,059,000	1,070,396
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		1,047,000	1,076,330
Pacific Gas & Electric Co., 6.1%, 1/15/2029		531,000	554,091
Pacific Gas & Electric Co., 2.5%, 2/01/2031		861,000	763,566
Pacific Gas & Electric Co., 4%, 12/01/2046		605,000	438,678
PPL Electric Utilities Corp., 4.85%, 2/15/2034		1,017,000	1,024,034
PSEG Power LLC, 5.2%, 5/15/2030 (n)		863,000	887,947
PSEG Power LLC, 5.75%, 5/15/2035 (n)		670,000	693,610
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		570,418	579,406
Public Service Electric & Gas Co., 5.5%, 3/01/2055		518,000	505,842
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		765,000	733,874
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		795,000	842,700
Southern California Edison Co., 4.5%, 9/01/2040		454,000	397,755
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		847,000	872,437
Xcel Energy, Inc., 4.6%, 6/01/2032		1,154,000	1,136,295
Xcel Energy, Inc., 5.5%, 3/15/2034		343,000	350,805
			$37,680,592
Utilities - Other – 0.0%
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		$957,000	$915,117
Total Bonds (Identified Cost, $815,149,564)			$813,126,255
Common Stocks – 31.8%
Aerospace & Defense – 0.2%
Leidos Holdings, Inc.		24,169	$4,372,655
Alcoholic Beverages – 0.4%
Ambev S.A.		2,120,900	$4,831,029
Kirin Holdings Co. Ltd.		172,400	2,505,258
			$7,336,287

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	10,150	$1,772,746
Kontoor Brands, Inc.	18,936	1,462,806
		$3,235,552
Automotive – 0.5%
Compagnie Generale des Etablissements Michelin	207,083	$7,493,300
Continental AG	17,834	1,564,800
PT Astra International Tbk	4,169,500	1,387,698
		$10,445,798
Brokerage & Asset Managers – 0.2%
CME Group, Inc.	4,438	$1,182,771
Euronext N.V.	11,053	1,824,551
IG Group Holdings PLC	63,558	970,726
		$3,978,048
Business Services – 0.4%
Cognizant Technology Solutions Corp., “A”	23,142	$1,672,009
Infosys Technologies Ltd., ADR (l)	109,086	1,834,827
Tata Consultancy Services Ltd.	53,976	1,887,257
Verisk Analytics, Inc., “A”	5,691	1,525,871
		$6,919,964
Computer Software - Systems – 0.5%
Hon Hai Precision Industry Co. Ltd.	1,018,000	$6,734,005
NEC Corp.	40,200	1,235,836
Samsung Electronics Co. Ltd.	20,221	1,011,776
		$8,981,617
Construction – 3.0%
American Homes 4 Rent LP, REIT	215,664	$7,725,084
Anhui Conch Cement Co. Ltd.	1,430,000	4,494,260
Compagnie de Saint-Gobain S.A.	74,149	7,998,066
Equity Lifestyle Properties, Inc., REIT	140,049	8,443,554
Essex Property Trust, Inc., REIT	27,795	7,510,487
Heidelberg Materials AG	17,166	4,056,666
Mid-America Apartment Communities, Inc., REIT	70,081	10,219,211
Sun Communities, Inc., REIT	46,218	5,863,678
		$56,311,006
Consumer Products – 1.1%
Colgate-Palmolive Co.	120,332	$10,116,311
Kao Corp.	25,100	1,137,936
Kimberly-Clark Corp.	77,389	9,994,016
		$21,248,263
Electrical Equipment – 0.1%
Amphenol Corp., “A”	9,182	$999,553

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.6%
Lam Research Corp.	23,042	$2,307,656
MediaTek, Inc.	131,000	5,849,133
NVIDIA Corp.	18,105	3,153,529
		$11,310,318
Energy - Independent – 0.8%
EOG Resources, Inc.	6,552	$817,821
Expand Energy Corp.	53,724	5,199,409
Phillips 66	55,711	7,441,875
Woodside Energy Group Ltd.	133,976	2,309,480
		$15,768,585
Energy - Integrated – 0.9%
Cenovus Energy, Inc.	47,359	$787,621
Eni S.p.A.	216,866	3,867,071
Exxon Mobil Corp.	12,877	1,471,713
PetroChina Co. Ltd.	5,100,000	4,913,219
Petroleo Brasileiro S.A., ADR	182,318	2,260,743
TotalEnergies SE	68,452	4,284,387
		$17,584,754
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	45,365	$1,742,486
Food & Beverages – 0.8%
General Mills, Inc.	132,329	$6,527,790
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	224,100	897,625
Nestle S.A.	25,141	2,368,781
Nomad Foods Ltd.	50,587	786,122
PepsiCo, Inc.	18,755	2,787,931
WH Group Ltd.	967,500	1,031,641
		$14,399,890
Food & Drug Stores – 0.5%
Tesco PLC	1,666,075	$9,518,642
Forest & Paper Products – 0.4%
Weyerhaeuser Co., REIT	260,160	$6,730,339
Gaming & Lodging – 0.5%
International Game Technology PLC	100,360	$1,669,991
Ryman Hospitality Properties, Inc., REIT	35,604	3,517,319
Sunstone Hotel Investors, Inc., REIT	393,654	3,731,840
		$8,919,150
Health Maintenance Organizations – 0.3%
Cigna Group	15,215	$4,577,737
Humana, Inc.	6,757	2,051,831
		$6,629,568

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.4%
American International Group, Inc.	10,460	$850,607
Corebridge Financial, Inc.	140,758	4,894,156
DB Insurance Co. Ltd.	24,903	2,362,673
Equitable Holdings, Inc.	73,525	3,915,942
Hartford Insurance Group, Inc.	27,242	3,604,389
Manulife Financial Corp.	162,884	5,010,994
MetLife, Inc.	49,870	4,057,423
Sompo Holdings, Inc.	86,400	2,796,807
		$27,492,991
Leisure & Toys – 0.2%
NetEase, Inc.	148,700	$4,065,721
Machinery & Tools – 0.3%
Finning International, Inc.	58,171	$2,411,808
GEA Group AG	15,026	1,093,409
Wabtec Corp.	9,832	1,902,492
		$5,407,709
Major Banks – 0.3%
DBS Group Holdings Ltd.	93,640	$3,690,748
NatWest Group PLC	196,821	1,358,315
		$5,049,063
Medical & Health Technology & Services – 1.0%
Fresenius Medical Care AG & Co. KGaA	19,148	$980,950
Healthcare Realty Trust, Inc., REIT	340,284	5,914,136
Ventas, Inc., REIT	192,558	13,109,349
		$20,004,435
Medical Equipment – 0.1%
Medtronic PLC	29,787	$2,764,531
Metals & Mining – 0.8%
Rio Tinto PLC	78,348	$4,915,653
Toyota Tsusho Corp.	264,400	7,044,062
Vale S.A.	267,300	2,739,137
		$14,698,852
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	38,825	$6,449,997
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	573,337	$4,561,496
Oil Services – 0.1%
Tenaris S.A.	57,202	$1,038,273
Other Banks & Diversified Financials – 1.4%
China Construction Bank Corp.	7,964,000	$7,637,389
Grupo Financiero Banorte S.A. de C.V.	134,942	1,234,140
Kasikornbank PLC	333,200	1,727,970

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
M&T Bank Corp.	9,738	$1,963,765
Northern Trust Corp.	70,489	9,253,796
Popular, Inc.	11,235	1,411,565
Sberbank of Russia PJSC (a)(u)	1,738,404	0
Synchrony Financial	48,437	3,697,681
		$26,926,306
Pharmaceuticals – 2.4%
AbbVie, Inc.	59,099	$12,434,430
Johnson & Johnson	41,168	7,293,735
Organon & Co.	106,100	999,462
Pfizer, Inc.	364,603	9,027,570
Roche Holding AG	34,421	11,197,633
Sanofi	42,325	4,183,608
		$45,136,438
Printing & Publishing – 0.3%
Lamar Advertising Co., REIT	46,893	$5,967,134
Railroad & Shipping – 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	409,400	$926,246
Real Estate – 2.6%
DigitalBridge Group, Inc., REIT	78,442	$895,023
Federal Realty Investment Trust, REIT	103,978	10,454,988
Kimco Realty Corp., REIT	463,041	10,413,792
NNN REIT, Inc.	232,481	9,975,760
Regency Centers Corp.	96,640	7,006,400
Simon Property Group, Inc., REIT	63,037	11,388,264
		$50,134,227
Real Estate - Office – 1.2%
BXP, Inc., REIT	125,319	$9,086,880
Cousins Properties, Inc., REIT	46,163	1,361,347
Douglas Emmett, Inc., REIT	219,670	3,560,851
Highwoods Properties, Inc., REIT	264,438	8,337,730
		$22,346,808
Real Estate - Storage – 2.5%
Americold Realty Trust, Inc.	319,207	$4,609,349
Extra Space Storage, Inc., REIT	78,835	11,319,129
Prologis, Inc., REIT	210,991	24,006,556
Rexford Industrial Realty, Inc., REIT	177,329	7,343,194
		$47,278,228
Restaurants – 0.4%
Aramark	183,029	$7,158,264
Specialty Stores – 0.6%
Bath & Body Works, Inc.	45,756	$1,336,533
Home Depot, Inc.	10,765	4,378,879
Shimamura Co. Ltd. (l)	26,100	1,933,234

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Tapestry, Inc.	34,812	$3,544,558
		$11,193,204
Telecom - Infrastructure – 2.0%
American Tower Corp., REIT	13,801	$2,813,334
Digital Realty Trust, Inc., REIT	99,504	16,680,851
Equinix, Inc., REIT	23,107	18,166,492
		$37,660,677
Telecom Services – 0.9%
Hellenic Telecommunications Organization S.A.	162,089	$3,015,084
KDDI Corp.	637,100	11,037,737
Koninklijke KPN N.V.	650,602	3,102,404
		$17,155,225
Tobacco – 0.8%
Altria Group, Inc.	58,440	$3,927,753
British American Tobacco PLC	144,639	8,181,427
Philip Morris International, Inc.	19,810	3,310,845
		$15,420,025
Utilities - Electric Power – 0.5%
CLP Holdings Ltd.	125,500	$1,060,121
Edison International	88,724	4,980,078
Iberdrola S.A.	140,235	2,637,279
PG&E Corp.	59,710	912,369
Xcel Energy, Inc.	11,417	826,477
		$10,416,324
Total Common Stocks (Identified Cost, $502,112,633)		$605,684,649
Convertible Preferred Stocks – 0.4%
Utilities - Electric Power – 0.4%
NextEra Energy, Inc., 7.234%	92,748	$4,218,179
PG&E Corp., 6%	63,723	2,552,106
Total Convertible Preferred Stocks (Identified Cost, $7,065,156)		$6,770,285
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $950,000)	$950,000	$964,945
Preferred Stocks – 0.0%
Metals & Mining – 0.0%
Gerdau S.A. (Identified Cost, $1,041,284)	299,058	$918,931
Mutual Funds (h) – 24.5%
Mutual Funds – 22.6%
MFS High Yield Pooled Portfolio (a)(v)	50,848,789	$430,689,246

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – continued
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.33% (v)	36,882,060	$36,885,748
Total Mutual Funds (Identified Cost, $446,074,422)		$467,574,994

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – 3/20/2026 @ $5,575	Put	Goldman Sachs International	$114,992,628	178	$1,516,560
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$6,000,000	N/A	$28,125
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	6,000,000	N/A	28,125
					$56,250
Total Purchased Options (Premiums Paid, $2,616,310)					$1,572,810

Issuer	Shares/Par
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j) (Identified Cost, $1,718,091)	1,718,091	$1,718,091
Other Assets, Less Liabilities – 0.4%		7,995,310
Net Assets – 100.0%		$1,906,326,270

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $467,574,994 and
$1,430,755,966, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$276,113,484, representing 14.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	6/30/2025-7/01/2025	$1,628,730	$924,529
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 8/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	1,204,831	USD	216,973	Barclays Bank PLC	11/28/2025	$593
BRL	3,200,449	USD	572,377	Goldman Sachs International	9/02/2025	17,911
BRL	5,563,779	USD	1,022,472	JPMorgan Chase Bank N.A.	9/02/2025	3,706
EUR	264,704	USD	307,172	Merrill Lynch International	10/17/2025	3,387
MXN	148,623	USD	7,838	JPMorgan Chase Bank N.A.	10/17/2025	88
MXN	10,929,733	USD	580,779	Morgan Stanley Capital Services LLC	10/17/2025	2,084
MYR	2,539,470	USD	599,709	Barclays Bank PLC	10/10/2025	2,185
TRY	34,469,886	USD	786,801	Goldman Sachs International	10/17/2025	18,816
TRY	13,015,506	USD	297,020	Merrill Lynch International	10/17/2025	7,173
USD	591,416	BRL	3,200,449	Goldman Sachs International	9/02/2025	1,129
USD	1,028,140	BRL	5,563,779	JPMorgan Chase Bank N.A.	9/02/2025	1,963
USD	665,582	EUR	565,932	Citibank N.A.	10/17/2025	1,613

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	787,933	EUR	668,509	Morgan Stanley Capital Services LLC	10/17/2025	$3,618
USD	734,877	IDR	12,081,678,000	Barclays Bank PLC	10/31/2025	3,078
USD	516,581	IDR	8,367,060,000	Citibank N.A.	10/31/2025	9,780
USD	1,020,553	IDR	16,713,592,708	JPMorgan Chase Bank N.A.	10/31/2025	8,194
USD	1,047,893	INR	92,131,505	Barclays Bank PLC	10/31/2025	6,551
USD	922,351	PHP	52,348,000	Goldman Sachs International	10/07/2025	7,315
						$99,184
Liability Derivatives
BRL	1,204,831	USD	222,643	Barclays Bank PLC	9/02/2025	$(425)
BRL	2,501,096	USD	462,182	Goldman Sachs International	9/02/2025	(882)
BRL	5,058,301	USD	934,731	JPMorgan Chase Bank N.A.	9/02/2025	(1,784)
MXN	6,560,022	USD	350,066	Merrill Lynch International	10/17/2025	(232)
ZAR	10,815,540	USD	615,093	State Street Corp.	10/17/2025	(3,834)
USD	221,680	BRL	1,204,831	Barclays Bank PLC	9/02/2025	(538)
USD	443,036	BRL	2,501,096	Goldman Sachs International	9/02/2025	(18,263)
USD	893,692	BRL	5,058,301	JPMorgan Chase Bank N.A.	9/02/2025	(39,255)
USD	1,074,663	CZK	22,760,283	HSBC Bank	10/17/2025	(15,331)
USD	9,081,450	EUR	7,751,353	HSBC Bank	10/17/2025	(12,668)
USD	2,225,611	EUR	1,914,714	Morgan Stanley Capital Services LLC	10/17/2025	(20,790)
USD	471,200	HUF	160,141,077	BNP Paribas	10/17/2025	(247)
USD	600,418	MYR	2,539,470	Barclays Bank PLC	10/10/2025	(1,476)
USD	85,105	PEN	304,216	Deutsche Bank AG	10/21/2025	(902)
USD	635,309	PLN	2,321,982	HSBC Bank	10/17/2025	(1,506)
USD	574,406	PLN	2,097,389	Morgan Stanley Capital Services LLC	10/17/2025	(814)
USD	549,608	ZAR	9,856,351	Citibank N.A.	10/17/2025	(7,442)
USD	518,734	ZAR	9,303,727	Goldman Sachs International	10/17/2025	(7,082)
						$(133,471)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	280	$58,390,938	December – 2025	$65,918
U.S. Treasury Note 5 yr	Long	USD	599	65,571,781	December – 2025	133,196
						$199,114
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	19	$2,170,750	December – 2025	$(1,111)
U.S. Treasury Note 10 yr	Long	USD	30	3,375,000	December – 2025	(95)
U.S. Treasury Ultra Bond 30 yr	Short	USD	9	1,049,063	December – 2025	(2,285)
U.S. Treasury Ultra Note 10 yr	Short	USD	17	1,944,906	December – 2025	(4,167)
						$(7,658)

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	8,190,000	centrally cleared	1-day SOFR / Annually	3.5595% / Annually	$8,840	$—	$8,840
9/19/35	USD	6,200,000	centrally cleared	4.196% / Annually	1-day SOFR / Annually	16,624	—	16,624
						$25,464	$—	$25,464
Inflation Swaps
5/14/30	USD	8,900,000	centrally cleared	CPI-U / At Maturity	2.539% / At Maturity	$99,481	$—	$99,481
						$124,945	$—	$124,945
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	14,600,000	centrally cleared	1-day SOFR / Annually	4.7585% / Annually	$(104,191)	$—	$(104,191)
12/26/26	USD	3,350,000	centrally cleared	1-day SOFR / Annually	4.1635% / Annually	(19,697)	—	(19,697)
12/26/29	USD	6,800,000	centrally cleared	1-day SOFR / Annually	4.085% / Annually	(200,366)	—	(200,366)
						$(324,254)	$—	$(324,254)
At August 31, 2025, the fund had liquid securities with an aggregate value of $1,640,897 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $2,672,188 of securities on loan (identified cost, $1,330,653,038)	$1,430,755,966
Investments in affiliated issuers, at value (identified cost, $446,074,422)	467,574,994
Foreign currency, at value (identified cost, $109)	109
Receivables for
Net daily variation margin on open cleared swap agreements	9,541
Forward foreign currency exchange contracts	99,184
Net daily variation margin on open futures contracts	8,106
Investments sold	5,461,872
TBA sale commitments	2,583,461
Fund shares sold	773,156
Interest and dividends	11,880,507
Other assets	65,448
Total assets	$1,919,212,344
Liabilities
Payable to custodian	$214,529
Payables for
Distributions	769,118
Forward foreign currency exchange contracts	133,471
Investments purchased	63,684
When-issued investments purchased	2,429,988
TBA purchase commitments	3,602,425
Fund shares reacquired	2,661,737
Collateral for securities loaned, at value (c)	1,718,091
Payable to affiliates
Investment adviser	22,486
Administrative services fee	2,753
Shareholder servicing costs	569,091
Distribution and service fees	38,205
Deferred foreign capital gains tax expense payable	417,996
Accrued expenses and other liabilities	242,500
Total liabilities	$12,886,074
Net assets	$1,906,326,270
Net assets consist of
Paid-in capital	$1,838,216,394
Total distributable earnings (loss)	68,109,876
Net assets	$1,906,326,270
Shares of beneficial interest outstanding	152,959,412

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,107,039,837	88,811,328	$12.47
Class C	70,332,352	5,647,133	12.45
Class I	528,029,426	42,380,307	12.46
Class R1	196,669	15,793	12.45
Class R2	777,361	62,396	12.46
Class R3	8,276,928	663,754	12.47
Class R4	3,444,527	276,427	12.46
Class R6	188,229,170	15,102,274	12.46

See Notes to Financial Statements

MFS Diversified Income Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.02 [100 / 95.75 x $12.47]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Interest	$23,092,716
Dividends from affiliated issuers	16,353,873
Dividends from unaffiliated issuers	13,263,482
Other	89,134
Income on securities loaned	14,332
Foreign taxes withheld	(528,525)
Total investment income	$52,285,012
Expenses
Management fee	$5,341,838
Distribution and service fees	1,795,509
Shareholder servicing costs	905,419
Administrative services fee	128,332
Independent Trustees' compensation	22,025
Custodian fee	122,274
Shareholder communications	59,009
Audit and tax fees	48,323
Legal fees	5,364
Miscellaneous	121,931
Total expenses	$8,550,024
Fees paid indirectly	(1,555)
Reduction of expenses by investment adviser and distributor	(619,251)
Net expenses	$7,929,218
Net investment income (loss)	$44,355,794
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,490,870
Affiliated issuers	(938,688)
Futures contracts	1,472,721
Swap agreements	19,067
Forward foreign currency exchange contracts	(2,296,376)
Foreign currency	44,949
Net realized gain (loss)	$12,792,543
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $49,035 increase in deferred foreign capital gains tax)	$7,623,270
Affiliated issuers	5,294,108
Futures contracts	(682,180)
Swap agreements	10,806
Forward foreign currency exchange contracts	292,166
Translation of assets and liabilities in foreign currencies	132,655
Net unrealized gain (loss)	$12,670,825
Net realized and unrealized gain (loss)	$25,463,368
Change in net assets from operations	$69,819,162
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25
Change in net assets
From operations
Net investment income (loss)	$44,355,794	$91,876,860
Net realized gain (loss)	12,792,543	55,019,988
Net unrealized gain (loss)	12,670,825	30,578,834
Change in net assets from operations	$69,819,162	$177,475,682
Total distributions to shareholders	$(50,351,746)	$(96,688,232)
Change in net assets from fund share transactions	$(127,066,504)	$(328,704,513)
Total change in net assets	$(107,599,088)	$(247,917,063)
Net assets
At beginning of period	2,013,925,358	2,261,842,421
At end of period	$1,906,326,270	$2,013,925,358
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.91	$13.14	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.52	$0.47	$0.41	$0.38	$0.37
Net realized and unrealized gain (loss)	0.17	0.48	0.36	(1.31)	0.07	0.28
Total from investment operations	$0.45	$1.00	$0.83	$(0.90)	$0.45	$0.65
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.55)	$(0.43)	$(0.38)	$(0.41)	$(0.34)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.31)	$(0.55)	$(0.43)	$(0.53)	$(0.68)	$(0.37)
Net asset value, end of period (x)	$12.47	$12.33	$11.88	$11.48	$12.91	$13.14
Total return (%) (r)(s)(t)(x)	3.76 (n)	8.52	7.40	(6.96)	3.22	5.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95 (a)	0.96	0.95	0.97	0.99	0.99
Expenses after expense reductions (f)(h)	0.89 (a)	0.89	0.89	0.93	0.98	0.98
Net investment income (loss)	4.49 (a)	4.23	4.11	3.46	2.78	2.97
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$1,107,040	$1,147,997	$1,220,302	$1,300,451	$1,563,027	$1,577,032

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.32	$11.87	$11.47	$12.91	$13.14	$12.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.43	$0.39	$0.32	$0.28	$0.28
Net realized and unrealized gain (loss)	0.17	0.47	0.35	(1.32)	0.06	0.29
Total from investment operations	$0.40	$0.90	$0.74	$(1.00)	$0.34	$0.57
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.45)	$(0.34)	$(0.29)	$(0.30)	$(0.25)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.27)	$(0.45)	$(0.34)	$(0.44)	$(0.57)	$(0.28)
Net asset value, end of period (x)	$12.45	$12.32	$11.87	$11.47	$12.91	$13.14
Total return (%) (r)(s)(t)(x)	3.29 (n)	7.71	6.61	(7.74)	2.44	4.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70 (a)	1.70	1.70	1.72	1.74	1.74
Expenses after expense reductions (f)(h)	1.64 (a)	1.64	1.64	1.69	1.73	1.73
Net investment income (loss)	3.77 (a)	3.51	3.40	2.71	2.05	2.27
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$70,332	$87,071	$139,682	$220,775	$355,639	$456,806

Class I	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.32	$11.87	$11.47	$12.91	$13.14	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.55	$0.50	$0.44	$0.41	$0.40
Net realized and unrealized gain (loss)	0.18	0.48	0.36	(1.32)	0.07	0.29
Total from investment operations	$0.47	$1.03	$0.86	$(0.88)	$0.48	$0.69
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.58)	$(0.46)	$(0.41)	$(0.44)	$(0.38)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.33)	$(0.58)	$(0.46)	$(0.56)	$(0.71)	$(0.41)
Net asset value, end of period (x)	$12.46	$12.32	$11.87	$11.47	$12.91	$13.14
Total return (%) (r)(s)(t)(x)	3.89 (n)	8.79	7.67	(6.81)	3.47	5.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70 (a)	0.71	0.70	0.72	0.74	0.74
Expenses after expense reductions (f)(h)	0.64 (a)	0.64	0.64	0.69	0.73	0.73
Net investment income (loss)	4.74 (a)	4.48	4.37	3.70	3.03	3.24
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$528,029	$558,991	$664,290	$816,791	$1,145,617	$1,156,030

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.32	$11.87	$11.46	$12.90	$13.13	$12.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.42	$0.39	$0.32	$0.28	$0.28
Net realized and unrealized gain (loss)	0.17	0.48	0.36	(1.32)	0.06	0.28
Total from investment operations	$0.40	$0.90	$0.75	$(1.00)	$0.34	$0.56
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.45)	$(0.34)	$(0.29)	$(0.30)	$(0.25)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.27)	$(0.45)	$(0.34)	$(0.44)	$(0.57)	$(0.28)
Net asset value, end of period (x)	$12.45	$12.32	$11.87	$11.46	$12.90	$13.13
Total return (%) (r)(s)(t)(x)	3.29 (n)	7.72	6.70	(7.75)	2.44	4.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70 (a)	1.70	1.70	1.72	1.74	1.74
Expenses after expense reductions (f)(h)	1.64 (a)	1.64	1.64	1.69	1.73	1.73
Net investment income (loss)	3.73 (a)	3.47	3.36	2.70	2.03	2.22
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$197	$189	$178	$180	$225	$241

Class R2	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.32	$11.88	$11.47	$12.91	$13.14	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.49	$0.45	$0.38	$0.34	$0.35
Net realized and unrealized gain (loss)	0.18	0.47	0.36	(1.32)	0.07	0.27
Total from investment operations	$0.44	$0.96	$0.81	$(0.94)	$0.41	$0.62
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.52)	$(0.40)	$(0.35)	$(0.37)	$(0.31)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.30)	$(0.52)	$(0.40)	$(0.50)	$(0.64)	$(0.34)
Net asset value, end of period (x)	$12.46	$12.32	$11.88	$11.47	$12.91	$13.14
Total return (%) (r)(s)(t)(x)	3.63 (n)	8.16	7.23	(7.28)	2.96	5.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20 (a)	1.21	1.20	1.22	1.24	1.24
Expenses after expense reductions (f)(h)	1.14 (a)	1.14	1.14	1.18	1.23	1.23
Net investment income (loss)	4.25 (a)	3.99	3.88	3.21	2.53	2.78
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$777	$883	$997	$1,289	$1,647	$1,830

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.92	$13.15	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.52	$0.48	$0.41	$0.38	$0.37
Net realized and unrealized gain (loss)	0.18	0.48	0.35	(1.32)	0.07	0.29
Total from investment operations	$0.46	$1.00	$0.83	$(0.91)	$0.45	$0.66
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.55)	$(0.43)	$(0.38)	$(0.41)	$(0.34)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.32)	$(0.55)	$(0.43)	$(0.53)	$(0.68)	$(0.37)
Net asset value, end of period (x)	$12.47	$12.33	$11.88	$11.48	$12.92	$13.15
Total return (%) (r)(s)(t)(x)	3.76 (n)	8.52	7.40	(7.04)	3.21	5.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95 (a)	0.96	0.95	0.97	0.99	0.99
Expenses after expense reductions (f)(h)	0.89 (a)	0.89	0.89	0.93	0.98	0.98
Net investment income (loss)	4.48 (a)	4.25	4.19	3.45	2.78	2.98
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$8,277	$7,885	$10,443	$21,712	$22,253	$22,760

Class R4	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.92	$13.15	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.55	$0.49	$0.44	$0.42	$0.41
Net realized and unrealized gain (loss)	0.16	0.48	0.37	(1.32)	0.06	0.29
Total from investment operations	$0.46	$1.03	$0.86	$(0.88)	$0.48	$0.70
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.58)	$(0.46)	$(0.41)	$(0.44)	$(0.38)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.33)	$(0.58)	$(0.46)	$(0.56)	$(0.71)	$(0.41)
Net asset value, end of period (x)	$12.46	$12.33	$11.88	$11.48	$12.92	$13.15
Total return (%) (r)(s)(t)(x)	3.81 (n)	8.79	7.67	(6.80)	3.47	5.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70 (a)	0.71	0.69	0.72	0.74	0.74
Expenses after expense reductions (f)(h)	0.64 (a)	0.64	0.64	0.69	0.73	0.73
Net investment income (loss)	4.94 (a)	4.47	4.27	3.71	3.05	3.24
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$3,445	$17,456	$16,613	$4,146	$5,995	$8,626

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.91	$13.14	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.56	$0.51	$0.45	$0.42	$0.42
Net realized and unrealized gain (loss)	0.17	0.48	0.36	(1.31)	0.07	0.28
Total from investment operations	$0.47	$1.04	$0.87	$(0.86)	$0.49	$0.70
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.59)	$(0.47)	$(0.42)	$(0.45)	$(0.39)
From net realized gain	—	—	—	(0.15)	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.34)	$(0.59)	$(0.47)	$(0.57)	$(0.72)	$(0.42)
Net asset value, end of period (x)	$12.46	$12.33	$11.88	$11.48	$12.91	$13.14
Total return (%) (r)(s)(t)(x)	3.85 (n)	8.88	7.77	(6.64)	3.57	5.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61 (a)	0.62	0.61	0.63	0.65	0.65
Expenses after expense reductions (f)(h)	0.55 (a)	0.55	0.55	0.59	0.64	0.64
Net investment income (loss)	4.83 (a)	4.57	4.45	3.79	3.12	3.32
Portfolio turnover rate	20 (n)	48	60	62	72	111
Net assets at end of period (000 omitted)	$188,229	$193,454	$209,338	$223,996	$260,384	$266,792

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Diversified Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its financial statements, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s financial statements are not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$418,669,488	$—	$—	$418,669,488
Japan	7,235,299	20,455,571	—	27,690,870
France	25,783,912	—	—	25,783,912
United Kingdom	25,730,885	—	—	25,730,885
China	10,305,104	11,703,110	—	22,008,214
Switzerland	15,339,160	—	—	15,339,160
Taiwan	—	12,583,138	—	12,583,138
Brazil	10,749,840	—	—	10,749,840
Canada	8,210,423	—	—	8,210,423
Other Countries	37,766,906	10,357,589	0	48,124,495
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	70,842,751	—	70,842,751
Non - U.S. Sovereign Debt	—	240,066,466	—	240,066,466
Municipal Bonds	—	3,098,687	—	3,098,687
U.S. Corporate Bonds	—	186,686,984	—	186,686,984
Residential Mortgage-Backed Securities	—	153,528,317	—	153,528,317
Commercial Mortgage-Backed Securities	—	9,634,731	—	9,634,731
Asset-Backed Securities (including CDOs)	—	13,291,153	—	13,291,153
Foreign Bonds	—	136,998,361	—	136,998,361
Investment Companies	469,293,085	—	—	469,293,085
Total	$1,029,084,102	$869,246,858	$0	$1,898,330,960

Other Financial Instruments
Futures Contracts – Assets	$199,114	$—	$—	$199,114
Futures Contracts – Liabilities	(7,658)	—	—	(7,658)
Forward Foreign Currency Exchange Contracts – Assets	—	99,184	—	99,184
Forward Foreign Currency Exchange Contracts – Liabilities	—	(133,471)	—	(133,471)
Swap Agreements – Assets	—	124,945	—	124,945
Swap Agreements – Liabilities	—	(324,254)	—	(324,254)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
At August 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at February 28, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$1,516,560	$—
Interest Rate	Purchased Option Contracts	56,250	—
Interest Rate	Futures Contracts	199,114	(7,658)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	99,184	(133,471)
Interest Rate	Cleared Swap Agreements	124,945	(324,254)
Total		$1,996,053	$(465,383)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,472,721	$19,067	$—	$—
Foreign Exchange	—	—	(2,296,376)	—
Equity	—	—	—	4,791,048
Total	$1,472,721	$19,067	$(2,296,376)	$4,791,048
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(682,180)	$10,806	$—	$—
Foreign Exchange	—	—	292,166	—
Equity	—	—	—	(2,386,002)
Total	$(682,180)	$10,806	$292,166	$(2,386,002)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,672,188.  The fair value of the fund's investment securities on loan and a related liability of $1,718,091 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,116,279 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/25
Ordinary income (including any short-term capital gains)	$96,688,232
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$1,808,996,254
Gross appreciation	135,697,926
Gross depreciation	(46,363,220)
Net unrealized appreciation (depreciation)	$89,334,706
As of 2/28/25
Undistributed ordinary income	30,680,500
Capital loss carryforwards	(50,149,879)
Other temporary differences	(8,471,556)
Net unrealized appreciation (depreciation)	76,583,395
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(49,770,094)
Long-Term	(379,785)
Total	$(50,149,879)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/25	Year ended 2/28/25
Class A	$28,530,918	$52,990,172
Class C	1,685,999	4,147,503
Class I	14,520,182	28,599,417
Class R1	4,172	6,966
Class R2	21,260	43,199
Class R3	203,209	391,088
Class R4	259,774	823,220
Class R6	5,126,232	9,686,667
Total	$50,351,746	$96,688,232
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2026. For the six months ended August 31, 2025, this management fee reduction amounted to $135,922, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2025 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2027. For the six months ended August 31, 2025, this reduction amounted to $482,680, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,686 for the six months ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,395,014
Class C	0.75%	0.25%	1.00%	1.00%	387,434
Class R1	0.75%	0.25%	1.00%	1.00%	953
Class R2	0.25%	0.25%	0.50%	0.50%	2,189
Class R3	—	0.25%	0.25%	0.25%	9,919
Total Distribution and Service Fees					$1,795,509
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2025, this rebate amounted to $484 and $165 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2025, were as follows:

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Amount
Class A	$2,708
Class C	1,203
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2025, the fee was $88,553, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $816,866.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2025 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	13	$160
8/19/2024	Redemption	Class C	11	135
8/19/2024	Redemption	Class I	11	131
8/19/2024	Redemption	Class R3	4	45
8/19/2024	Redemption	Class R4	4	47
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2025, this reimbursement amounted to $23,318, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$100,003,315	$153,593,335
Non-U.S. Government securities	279,505,448	389,278,071
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/25		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,626,906	$32,043,596	6,653,151	$81,124,742
Class C	87,846	1,073,166	324,123	3,946,721
Class I	2,893,003	34,952,619	5,098,581	62,081,799
Class R1	422	5,139	1,217	14,815
Class R2	3,284	39,837	7,106	86,312
Class R3	48,821	595,886	134,397	1,636,593
Class R4	45,736	555,474	171,354	2,087,529
Class R6	986,465	12,054,711	2,238,613	27,232,664
	6,692,483	$81,320,428	14,628,542	$178,211,175
Shares issued to shareholders in reinvestment of distributions
Class A	2,216,179	$27,172,248	4,126,274	$50,463,528
Class C	132,468	1,623,398	323,029	3,945,946
Class I	975,852	11,962,151	1,927,992	23,563,107
Class R1	340	4,166	568	6,943
Class R2	1,681	20,606	3,499	42,794
Class R3	16,559	203,209	31,578	386,091
Class R4	21,306	259,735	67,228	822,488
Class R6	404,802	4,963,120	766,234	9,369,147
	3,769,187	$46,208,633	7,246,402	$88,600,044
Shares reacquired
Class A	(9,141,716)	$(111,491,142)	(20,386,394)	$(248,405,095)
Class C	(1,640,569)	(19,995,365)	(5,345,125)	(65,095,005)
Class I	(6,847,786)	(83,662,114)	(17,608,326)	(214,043,836)
Class R1	(277)	(3,346)	(1,460)	(17,977)
Class R2	(14,242)	(174,510)	(22,914)	(273,996)
Class R3	(40,897)	(497,829)	(405,492)	(4,926,185)
Class R4	(1,206,247)	(14,631,714)	(221,110)	(2,697,675)
Class R6	(1,981,187)	(24,139,545)	(4,934,981)	(60,055,963)
	(20,872,921)	$(254,595,565)	(48,925,802)	$(595,515,732)
Net change
Class A	(4,298,631)	$(52,275,298)	(9,606,969)	$(116,816,825)
Class C	(1,420,255)	(17,298,801)	(4,697,973)	(57,202,338)
Class I	(2,978,931)	(36,747,344)	(10,581,753)	(128,398,930)
Class R1	485	5,959	325	3,781
Class R2	(9,277)	(114,067)	(12,309)	(144,890)
Class R3	24,483	301,266	(239,517)	(2,903,501)
Class R4	(1,139,205)	(13,816,505)	17,472	212,342
Class R6	(589,920)	(7,121,714)	(1,930,134)	(23,454,152)
	(10,411,251)	$(127,066,504)	(27,050,858)	$(328,704,513)
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2025, the fund’s commitment fee and interest expense were $4,731 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$453,541,129	$17,119,930	$44,329,382	$(935,477)	$5,293,046	$430,689,246
MFS Institutional Money Market Portfolio	20,885,712	272,199,611	256,197,426	(3,211)	1,062	36,885,748
	$474,426,841	$289,319,541	$300,526,808	$(938,688)	$5,294,108	$467,574,994

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$15,416,738	$—
MFS Institutional Money Market Portfolio	937,135	—
	$16,353,873	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Diversified Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Diversified Income Fund
Board Review of Investment Advisory Agreement
MFS Diversified Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context

MFS Diversified Income Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’s responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Government Securities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Fund
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 92.2%
Asset-Backed & Securitized – 7.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$21,495,274	$810,802
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.974% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,777,754
ACREC 2023-FL2 LLC, “A”, FLR, 6.593% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	2,015,577	2,014,946
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.225% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	1,923,000	1,924,033
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	34,528	34,547
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.943% (SOFR - 1mo. + 0.6%), 2/18/2028	1,741,757	1,742,325
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.878% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	6,638,000	6,635,438
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.991% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,129,160
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	861,444	868,604
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.959% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	5,500,000	5,502,541
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	19,576,497	1,010,384
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)	13,450,477	884,164
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.641%, 12/15/2055 (i)	22,872,426	763,669
BDS 2024-FL13 Ltd., “A”, FLR, 5.929% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,558,000	1,561,650
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	43,246,803	2,092,514
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.25%, 3/15/2054 (i)	26,102,020	1,066,080
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)	36,962,443	1,265,653
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	32,688,454	1,670,825
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)	39,137,909	2,030,244
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.125%, 9/15/2054 (i)	44,773,371	1,670,588
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	2,326,983	2,327,328
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,220,756	1,259,862
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.778% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,707,740
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.443% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	1,761,538	1,769,600
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.944%, 12/15/2072 (i)(n)	21,236,247	643,320
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.386%, 2/15/2054 (i)	32,529,736	1,760,740
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)	18,856,258	569,018
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.134%, 6/15/2064 (i)	13,155,559	568,510
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	1,395,974	1,421,968
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	1,207,000	1,211,255
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	1,503,054	1,533,022
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	852,565	858,465
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	226,757	226,868
KREF 2018-FT1 Ltd., “AS”, FLR, 5.778% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	754,415
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	37,689	37,701
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	3,206,477	3,210,003
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.228% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	6,508,500	6,508,285
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.128% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	10,000,770
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	2,362,911	2,368,440
MF1 2021-FL5 Ltd., “AS”, FLR, 5.678% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	2,025,986	2,025,469
MF1 2021-FL5 Ltd., “B”, FLR, 5.928% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,881,344
MF1 2021-FL7 Ltd., “A”, FLR, 5.554% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	3,496,365	3,494,802
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.968%, 12/15/2051 (i)	21,738,255	480,489
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.398%, 5/15/2054 (i)	16,432,603	758,486
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)	19,115,771	768,810
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.19%, 10/15/2054 (i)	79,496,571	3,329,189
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	4,181,158	4,217,862
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	1,667,592	1,663,852
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	2,671,707	2,691,311
MFGFS-SEM
1

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	$470,830	$473,921
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	2,363,875	2,383,892
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.688% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	8,550,000	8,550,000
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,319,213
PFS Financing Corp., 2025-A, “A”, FLR, 4.993% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	4,611,000	4,610,979
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	2,790,003	2,804,903
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	1,579,267	1,581,954
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.637% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	903,871	903,558
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.937% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	1,261,500	1,261,555
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	940,742	941,695
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	6,434,263	6,433,620
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	1,089,770	1,096,961
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	2,182,454	2,207,778
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.101%, 1/15/2052 (i)(n)	12,190,669	292,663
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)	20,175,086	1,286,259
		$153,653,796
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,903,227
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$688,000	$686,354
Mortgage-Backed – 58.6%
Fannie Mae, 3.001%, 7/25/2027	$10,366,665	$10,171,374
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	9,216,449	8,758,924
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	20,020,057	18,745,386
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	4,113,816	3,832,801
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	788,865	57,576
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	455,820	477,865
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,146,455	1,187,995
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,393,749	143,637
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	5,469,783	5,643,414
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	6,774,902	6,912,987
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	13,996,769	13,985,333
Fannie Mae, 4.913%, 4/25/2034 - 11/25/2046	5,928,024	5,883,218
Fannie Mae, 4.753%, 1/25/2036	4,228	4,227
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	27,433,450	26,604,847
Fannie Mae, 1%, 3/25/2041	1,425,202	1,255,242
Fannie Mae, 4.813%, 3/25/2041	340,552	339,290
Fannie Mae, 2.25%, 4/25/2041	1,283,024	1,229,010
Fannie Mae, 4.963%, 7/25/2041 - 12/25/2049	4,510,911	4,464,113
Fannie Mae, 1.75%, 9/25/2041	994,019	952,505
Fannie Mae, 2.75%, 9/25/2042	878,082	848,971
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	1,883,252	1,757,717
Fannie Mae, 4.763%, 12/25/2045	561,800	555,073
Fannie Mae, 1.537%, 9/25/2046 (i)	1,663,739	188,547
Fannie Mae, 4%, 9/25/2050 (i)	2,883,469	563,930
Fannie Mae, 5.148%, 10/25/2052	7,427,054	7,312,762
Fannie Mae, 5.798%, 11/25/2053 - 1/25/2055	12,509,328	12,668,745
Fannie Mae, 5.248%, 12/25/2053	5,614,289	5,633,718
Fannie Mae, 5.498%, 6/25/2054 - 2/25/2055	20,174,139	20,260,438
Fannie Mae, 7.348%, 7/25/2054	3,241,781	3,265,081
Fannie Mae, 5.748%, 12/25/2054	8,548,746	8,614,494
2

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.198%, 1/25/2055	$4,116,612	$4,123,482
Fannie Mae, 6.788%, 3/25/2055	4,582,886	4,561,565
Fannie Mae, 5.698%, 7/25/2055 - 8/25/2055	11,577,272	11,652,424
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	105,596,775	89,339,013
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 8/01/2054	24,826,509	25,046,053
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,368,603	1,066,017
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	59,441,082	48,717,253
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 2/01/2052	1,716,201	1,573,311
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	25,462,387	22,226,869
Fannie Mae, UMBS, 4%, 8/01/2051 - 2/01/2053	5,413,748	5,125,537
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 5/01/2055	3,110,942	3,006,070
Fannie Mae, UMBS, 5%, 9/01/2052 - 11/01/2054	920,287	909,339
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	15,869,975	16,242,533
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	22,813,984	21,693,548
Freddie Mac, 2.745%, 1/25/2026	3,206,948	3,183,074
Freddie Mac, 3.208%, 2/25/2026	1,668,091	1,659,627
Freddie Mac, 2.57%, 7/25/2026	28,977,669	28,582,727
Freddie Mac, 3.12%, 9/25/2026	12,661,384	12,523,323
Freddie Mac, 2.525%, 10/25/2026	10,822,583	10,638,724
Freddie Mac, 2.797%, 12/25/2026	934,099	926,388
Freddie Mac, 3.413%, 12/25/2026	16,700,000	16,539,904
Freddie Mac, 1.486%, 3/25/2027 (i)	5,583,000	105,530
Freddie Mac, 3.243%, 4/25/2027	10,090,226	9,960,225
Freddie Mac, 3.117%, 6/25/2027	20,616,052	20,308,019
Freddie Mac, 0.695%, 7/25/2027 (i)	99,523,761	851,187
Freddie Mac, 0.538%, 8/25/2027 (i)	77,119,546	528,924
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,378,936
Freddie Mac, 3.286%, 11/25/2027	6,876,682	6,779,285
Freddie Mac, 0.486%, 12/25/2027 (i)	1,339,584	10,316
Freddie Mac, 1.603%, 12/25/2027	8,595,852	8,165,986
Freddie Mac, 0.43%, 1/25/2028 (i)	137,130,128	892,621
Freddie Mac, 0.432%, 1/25/2028 (i)	57,402,429	377,524
Freddie Mac, 0.264%, 2/25/2028 (i)	165,918,005	549,371
Freddie Mac, 0.258%, 4/25/2028 (i)	109,147,632	373,514
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,864,976
Freddie Mac, 0.612%, 10/25/2028 (i)	39,460,092	510,239
Freddie Mac, 0.598%, 5/25/2029 (i)	56,107,010	831,287
Freddie Mac, 1.005%, 7/25/2029 (i)	31,354,116	930,750
Freddie Mac, 1.212%, 7/25/2029 (i)	18,832,403	665,313
Freddie Mac, 1.261%, 8/25/2029 (i)	33,069,953	1,262,280
Freddie Mac, 0.734%, 1/25/2030 (i)	19,147,613	441,266
Freddie Mac, 1.438%, 1/25/2030 (i)	26,358,303	1,292,039
Freddie Mac, 1.703%, 1/25/2030 (i)	19,289,069	1,119,736
Freddie Mac, 1.913%, 4/25/2030 (i)	14,430,646	1,047,105
Freddie Mac, 1.954%, 4/25/2030 (i)	20,077,463	1,500,415
Freddie Mac, 1.769%, 5/25/2030 (i)	12,033,779	839,783
Freddie Mac, 1.906%, 5/25/2030 (i)	26,880,424	1,999,976
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,382,496	2,465,527
Freddie Mac, 1.206%, 6/25/2030 (i)	19,884,189	885,596
Freddie Mac, 1.435%, 6/25/2030 (i)	11,124,134	629,467
Freddie Mac, 1.476%, 6/25/2030 (i)	29,338,020	1,567,310
Freddie Mac, 1.701%, 8/25/2030 (i)	10,235,210	709,811
Freddie Mac, 1.262%, 9/25/2030 (i)	6,568,138	340,057
Freddie Mac, 1.17%, 11/25/2030 (i)	13,158,725	652,695
3

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.413%, 1/25/2031 (i)	$49,778,390	$672,755
Freddie Mac, 0.627%, 1/25/2031 (i)	70,182,335	1,823,449
Freddie Mac, 0.871%, 1/25/2031 (i)	19,512,958	732,341
Freddie Mac, 1.026%, 1/25/2031 (i)	14,681,587	645,676
Freddie Mac, 0.546%, 2/25/2031 (i)	18,431,877	389,530
Freddie Mac, 0.606%, 3/25/2031 - 8/25/2031 (i)	54,866,005	1,290,700
Freddie Mac, 0.828%, 3/25/2031 (i)	17,260,719	624,961
Freddie Mac, 1.323%, 5/25/2031 (i)	7,120,528	423,975
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	573,446
Freddie Mac, 1.321%, 7/25/2031 (i)	22,560,568	1,400,454
Freddie Mac, 0.632%, 9/25/2031 (i)	50,814,178	1,453,438
Freddie Mac, 0.954%, 9/25/2031 (i)	48,419,608	2,123,853
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,423,767
Freddie Mac, 0.596%, 12/25/2031 (i)	73,957,916	1,975,793
Freddie Mac, 0.664%, 12/25/2031 (i)	12,187,459	361,701
Freddie Mac, 0.87%, 2/25/2032 (i)	49,680,895	2,126,014
Freddie Mac, 0.434%, 6/25/2032 (i)	116,203,070	2,360,235
Freddie Mac, 4.907%, 11/15/2032	36,789	36,671
Freddie Mac, 0.301%, 11/25/2032 (i)	74,026,378	952,868
Freddie Mac, 0.431%, 5/25/2033 (i)	64,115,960	1,343,710
Freddie Mac, 0.299%, 8/25/2033 (i)	78,666,400	983,409
Freddie Mac, 0.362%, 10/25/2033 (i)	75,772,703	1,260,426
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	6,581,635	6,732,326
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	2,273,398	2,389,390
Freddie Mac, 1.092%, 9/25/2034 (i)	9,883,118	685,742
Freddie Mac, 0.22%, 1/25/2035 (i)	119,066,272	1,099,601
Freddie Mac, 0.427%, 1/25/2035 (i)	47,468,092	1,113,768
Freddie Mac, 4.4%, 6/25/2035	5,231,317	5,154,678
Freddie Mac, 5.5%, 2/15/2036 (i)	251,381	39,678
Freddie Mac, 6.5%, 5/01/2037	77,035	80,656
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	3,105,771	3,019,036
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	13,156,057	12,034,130
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	2,141,885	2,141,242
Freddie Mac, 4.5%, 12/15/2040 (i)	38,874	3,617
Freddie Mac, 1.75%, 8/15/2041	740,302	701,478
Freddie Mac, 4.857%, 11/15/2043 - 8/15/2046	1,663,448	1,649,436
Freddie Mac, 2.5%, 3/25/2051 (i)	7,703,037	1,273,941
Freddie Mac, 5.168%, 9/25/2052	4,812,243	4,731,244
Freddie Mac, 5.798%, 10/25/2053	559,140	568,625
Freddie Mac, 6.578%, 12/25/2053	4,193,012	4,189,432
Freddie Mac, 5.648%, 8/25/2054 - 12/25/2054	16,174,132	16,235,773
Freddie Mac, 5.248%, 10/25/2054	9,185,004	9,219,609
Freddie Mac, 6.798%, 1/25/2055	2,407,622	2,421,163
Freddie Mac, 5.298%, 2/25/2055	7,592,995	7,623,827
Freddie Mac, 5.748%, 2/25/2055 - 6/25/2055	12,107,107	12,207,004
Freddie Mac, 5.948%, 2/25/2055	4,283,193	4,353,469
Freddie Mac, 7.898%, 8/25/2055	604,207	606,196
Freddie Mac, 3.25%, 11/25/2061	4,222,307	3,872,670
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	24,037,620	20,124,480
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	17,281,972	14,118,781
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,395,623	2,203,290
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	28,452,311	24,759,717
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	5,753,472	4,348,337
Freddie Mac, UMBS, 4%, 5/01/2052	3,882,743	3,667,297
4

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 5%, 11/01/2052 - 12/01/2054	$8,340,841	$8,243,318
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2054	16,459,380	16,601,479
Freddie Mac, UMBS, 6%, 2/01/2053 - 2/01/2055	12,549,471	12,872,473
Freddie Mac, UMBS, 6.5%, 4/01/2054 - 11/01/2054	4,168,606	4,343,816
Freddie Mac, UMBS, 4.5%, 11/01/2054	412,407	396,863
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	5,535,523	618,556
Ginnie Mae, 5.5%, 3/15/2033 - 4/20/2055	9,775,008	9,880,061
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	24,894,292	24,260,553
Ginnie Mae, 5.658%, 8/20/2034	672,200	685,903
Ginnie Mae, 4%, 5/16/2039 - 7/20/2052	3,342,084	3,194,919
Ginnie Mae, 5%, 8/20/2039 - 12/20/2054	12,931,096	12,852,978
Ginnie Mae, 4%, 12/20/2039 - 9/20/2047 (i)	1,583,142	253,308
Ginnie Mae, 0.945%, 5/20/2041 (i)	2,713,228	244,211
Ginnie Mae, 4.555%, 9/20/2041	7,302,020	7,126,843
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	5,987,698	5,600,770
Ginnie Mae, 2.5%, 6/20/2042 - 1/20/2066	22,254,947	19,025,727
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	26,641,959	23,719,119
Ginnie Mae, 4.754%, 10/20/2045	7,112,457	6,911,748
Ginnie Mae, 4.905%, 7/20/2046	2,760,863	2,695,598
Ginnie Mae, 1.695%, 4/20/2047 (i)	467,996	59,699
Ginnie Mae, 4.705%, 10/20/2047	540,396	521,209
Ginnie Mae, 2%, 11/20/2050 (i)	185,639	20,997
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,255,448	312,697
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	34,366,954	28,163,000
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	8,538,722	8,777,191
Ginnie Mae, 5.395%, 10/20/2054	4,116,347	4,114,835
Ginnie Mae, 5.057%, 6/20/2055	4,651,936	4,718,798
Ginnie Mae, 5.132%, 6/20/2055	3,716,507	3,676,069
Ginnie Mae, 2.074%, 12/20/2062 (i)	4,772,570	210,079
Ginnie Mae, 4.892%, 4/20/2063 - 11/20/2067	1,632,958	1,631,953
Ginnie Mae, 5.495%, 3/20/2064	1,148,429	1,154,942
Ginnie Mae, 5.122%, 7/20/2064	839,648	840,441
Ginnie Mae, 4.922%, 10/20/2064	373,302	373,284
Ginnie Mae, 5.042%, 3/20/2065	39,322	39,322
Ginnie Mae, 5.492%, 2/20/2066	170,433	171,261
Ginnie Mae, 2.205%, 3/20/2066 (i)	2,188,531	64,833
Ginnie Mae, 5.192%, 10/20/2066	1,113,021	1,114,954
Ginnie Mae, 5.212%, 10/20/2066	3,102,663	3,108,725
Ginnie Mae, 5.249%, 1/20/2067	2,619,018	2,638,602
Ginnie Mae, 5.127%, 2/20/2067	1,857,121	1,869,932
Ginnie Mae, 5.173%, 3/20/2067	4,278,680	4,311,920
Ginnie Mae, 5.281%, 7/20/2067	5,280,279	5,337,308
Ginnie Mae, 4.992%, 4/20/2068	8,321,133	8,371,056
Ginnie Mae, 5.425%, 5/20/2068	5,872,135	5,900,442
Ginnie Mae, 4.942%, 11/20/2068 - 3/20/2070	6,651,150	6,641,823
Ginnie Mae, 4.972%, 7/20/2070	6,536,919	6,497,355
Ginnie Mae, 4.558%, 12/20/2071	1,021,311	1,014,999
Ginnie Mae, 4.745%, 12/20/2071	2,718,940	2,705,530
Ginnie Mae, 4.995%, 8/20/2074 - 1/20/2075	12,245,676	12,237,857
Ginnie Mae, 4.345%, 11/20/2074	3,925,448	3,893,581
Ginnie Mae, 4.945%, 2/20/2075	6,620,793	6,592,869
Ginnie Mae, TBA, 6%, 9/15/2055	30,875,000	31,487,170
Ginnie Mae, TBA, 6.5%, 9/15/2055	2,975,000	3,060,935
UMBS, TBA, 2.5%, 9/25/2040	25,000	23,454
5

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 6.5%, 9/01/2055	$5,500,000	$5,699,487
UMBS, TBA, 2%, 9/25/2055 - 10/14/2055	60,175,000	47,781,262
UMBS, TBA, 5%, 9/25/2055	7,350,000	7,248,037
UMBS, TBA, 3%, 10/25/2055	5,750,000	4,980,244
		$1,161,738,267
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.21%, 2/01/2033	$435,843	$409,253
Small Business Administration, 2.22%, 3/01/2033	683,371	643,685
Small Business Administration, 3.15%, 7/01/2033	664,520	639,790
Small Business Administration, 3.16%, 8/01/2033	269,856	259,208
Small Business Administration, 3.62%, 9/01/2033	215,573	210,769
		$2,162,705
U.S. Treasury Obligations – 25.7%
U.S. Treasury Bonds, 6%, 2/15/2026 (f)	$5,933,000	$5,983,755
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,429,140
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,072,643
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	7,775,049
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	21,052,621
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	11,064,609
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	68,266,593
U.S. Treasury Bonds, 4.75%, 2/15/2045	36,531,000	35,988,743
U.S. Treasury Bonds, 5%, 5/15/2045	4,336,000	4,408,493
U.S. Treasury Bonds, 4.625%, 5/15/2054	11,176,000	10,647,323
U.S. Treasury Bonds, 4.625%, 2/15/2055	11,722,000	11,172,531
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	53,092,899
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	86,350,000	86,424,207
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	29,959,148
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,681,517
U.S. Treasury Notes, 3.625%, 8/31/2029	27,900,000	27,886,922
U.S. Treasury Notes, 4.375%, 12/31/2029	7,900,000	8,123,730
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,531,290
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	38,354,352
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	37,236,272
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,872,620
		$509,024,457
Total Bonds (Identified Cost, $1,912,831,616)		$1,829,168,806
Mutual Funds (h) – 12.1%
Money Market Funds – 12.1%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $239,804,304)	239,800,520	$239,824,500

6

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$49,600,000	N/A	$232,500
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	49,600,000	N/A	232,500
Total Purchased Options (Premiums Paid, $465,000)					$465,000
Other Assets, Less Liabilities – (4.3)%					(86,208,622)
Net Assets – 100.0%					$1,983,249,684

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $239,824,500 and
$1,829,633,806, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$126,797,719, representing 6.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 8/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	1,256	$141,300,000	December – 2025	$444,577
U.S. Treasury Note 2 yr	Long	USD	1,205	251,289,570	December – 2025	326,702
U.S. Treasury Note 5 yr	Long	USD	4,183	457,907,781	December – 2025	912,189
U.S. Treasury Ultra Note 10 yr	Long	USD	184	21,050,750	December – 2025	70,573
						$1,754,041

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	56,427,000	centrally cleared	1-day SOFR / Annually	3.5595% / Annually	$60,909	$—	$60,909
7

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Interest Rate Swaps - continued
9/19/35	USD	51,200,000	centrally cleared	4.196% / Annually	1-day SOFR / Annually	$137,280	$—	$137,280
						$198,189	$—	$198,189
Inflation Swaps
5/14/30	USD	61,400,000	centrally cleared	CPI-U / At Maturity	2.539% / At Maturity	$686,303	$—	$686,303
						$884,492	$—	$884,492
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	96,000,000	centrally cleared	1-day SOFR / Annually	4.7585% / Annually	$(685,094)	$—	$(685,094)
12/26/26	USD	23,950,000	centrally cleared	1-day SOFR / Annually	4.1635% / Annually	(140,821)	—	(140,821)
12/26/29	USD	45,500,000	centrally cleared	1-day SOFR / Annually	4.085% / Annually	(1,340,681)	—	(1,340,681)
						$(2,166,596)	$—	$(2,166,596)
At August 31, 2025, the fund had liquid securities with an aggregate value of $13,136,903 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Government Securities Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,913,296,616)	$1,829,633,806
Investments in affiliated issuers, at value (identified cost, $239,804,304)	239,824,500
Receivables for
Net daily variation margin on open cleared swap agreements	54,633
Investments sold	6,363,664
TBA sale commitments	40,783,959
Fund shares sold	1,723,780
Interest	9,326,231
Other assets	30,954
Total assets	$2,127,741,527
Liabilities
Payable to custodian	$3
Payables for
Distributions	208,516
Net daily variation margin on open futures contracts	144,327
Investments purchased	465,000
TBA purchase commitments	140,756,401
Fund shares reacquired	2,451,212
Payable to affiliates
Investment adviser	78,276
Administrative services fee	2,860
Shareholder servicing costs	251,108
Distribution and service fees	12,202
Accrued expenses and other liabilities	121,938
Total liabilities	$144,491,843
Net assets	$1,983,249,684
Net assets consist of
Paid-in capital	$2,375,539,852
Total distributable earnings (loss)	(392,290,168)
Net assets	$1,983,249,684
Shares of beneficial interest outstanding	228,791,114

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$347,845,337	40,086,813	$8.68
Class B	389,352	44,929	8.67
Class C	2,990,117	343,960	8.69
Class I	248,974,219	28,743,386	8.66
Class R1	804,648	92,808	8.67
Class R2	34,728,281	4,006,624	8.67
Class R3	18,754,332	2,162,504	8.67
Class R4	24,250,902	2,795,585	8.67
Class R6	1,304,512,496	150,514,505	8.67

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.07 [100 / 95.75 x $8.68]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
9

MFS Government Securities Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Interest	$37,336,913
Dividends from affiliated issuers	2,922,269
Other	28,289
Total investment income	$40,287,471
Expenses
Management fee	$3,649,903
Distribution and service fees	581,766
Shareholder servicing costs	501,410
Administrative services fee	128,279
Independent Trustees' compensation	27,682
Custodian fee	67,944
Shareholder communications	25,462
Audit and tax fees	41,543
Legal fees	5,279
Miscellaneous	128,212
Total expenses	$5,157,480
Fees paid indirectly	(4,901)
Reduction of expenses by investment adviser and distributor	(136,226)
Net expenses	$5,016,353
Net investment income (loss)	$35,271,118
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,843,758)
Affiliated issuers	(17,120)
Futures contracts	7,752,155
Swap agreements	125,332
Foreign currency	(620)
Net realized gain (loss)	$4,015,989
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,633,685
Affiliated issuers	20,196
Futures contracts	(4,531,239)
Swap agreements	121,430
Net unrealized gain (loss)	$1,244,072
Net realized and unrealized gain (loss)	$5,260,061
Change in net assets from operations	$40,531,179
See Notes to Financial Statements
10

MFS Government Securities Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25
Change in net assets
From operations
Net investment income (loss)	$35,271,118	$72,816,333
Net realized gain (loss)	4,015,989	(20,962,586)
Net unrealized gain (loss)	1,244,072	57,812,515
Change in net assets from operations	$40,531,179	$109,666,262
Total distributions to shareholders	$(36,024,176)	$(82,024,549)
Change in net assets from fund share transactions	$(23,886,527)	$(170,957,477)
Total change in net assets	$(19,379,524)	$(143,315,764)
Net assets
At beginning of period	2,002,629,208	2,145,944,972
At end of period	$1,983,249,684	$2,002,629,208
See Notes to Financial Statements
11

MFS Government Securities Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.66	$8.54	$8.69	$9.81	$10.15	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.15	$0.07	$0.14
Net realized and unrealized gain (loss)	0.02	0.16	(0.12)	(1.11)	(0.31)	(0.10)
Total from investment operations	$0.17	$0.44	$0.13	$(0.96)	$(0.24)	$0.04
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.32)	$(0.28)	$(0.16)	$(0.10)	$(0.17)
Net asset value, end of period (x)	$8.68	$8.66	$8.54	$8.69	$9.81	$10.15
Total return (%) (r)(s)(t)(x)	1.98 (n)	5.23	1.51	(9.83)	(2.43)	0.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79 (a)	0.78	0.78	0.78	0.79	0.81
Expenses after expense reductions (f)	0.77 (a)	0.77	0.77	0.76	0.78	0.80
Net investment income (loss)	3.38 (a)	3.26	2.89	1.63	0.73	1.35
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$347,845	$367,305	$415,010	$468,595	$589,493	$805,484
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

See Notes to Financial Statements
12

MFS Government Securities Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.18	$0.08	$(0.00)(w)	$0.07
Net realized and unrealized gain (loss)	0.03	0.15	(0.12)	(1.11)	(0.32)	(0.10)
Total from investment operations	$0.14	$0.37	$0.06	$(1.03)	$(0.32)	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.21)	$(0.09)	$(0.02)	$(0.10)
Net asset value, end of period (x)	$8.67	$8.65	$8.53	$8.68	$9.80	$10.14
Total return (%) (r)(s)(t)(x)	1.61 (n)	4.45	0.75	(10.52)	(3.16)	(0.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54 (a)	1.53	1.53	1.53	1.54	1.56
Expenses after expense reductions (f)	1.52 (a)	1.52	1.52	1.51	1.53	1.55
Net investment income (loss)	2.63 (a)	2.51	2.12	0.83	(0.02)	0.66
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$389	$535	$936	$1,529	$2,757	$4,468
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

Class C	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.67	$8.55	$8.70	$9.83	$10.17	$10.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.18	$0.07	$(0.00)(w)	$0.07
Net realized and unrealized gain (loss)	0.03	0.15	(0.12)	(1.11)	(0.32)	(0.09)
Total from investment operations	$0.14	$0.37	$0.06	$(1.04)	$(0.32)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.21)	$(0.09)	$(0.02)	$(0.10)
Net asset value, end of period (x)	$8.69	$8.67	$8.55	$8.70	$9.83	$10.17
Total return (%) (r)(s)(t)(x)	1.61 (n)	4.44	0.76	(10.58)	(3.15)	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54 (a)	1.53	1.53	1.53	1.54	1.56
Expenses after expense reductions (f)	1.52 (a)	1.52	1.52	1.51	1.53	1.55
Net investment income (loss)	2.63 (a)	2.51	2.13	0.83	(0.01)	0.63
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$2,990	$2,910	$3,704	$5,146	$10,187	$19,052
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

See Notes to Financial Statements
13

MFS Government Securities Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.64	$8.52	$8.67	$9.80	$10.14	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.27	$0.17	$0.10	$0.17
Net realized and unrealized gain (loss)	0.02	0.16	(0.12)	(1.12)	(0.32)	(0.10)
Total from investment operations	$0.18	$0.46	$0.15	$(0.95)	$(0.22)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.34)	$(0.30)	$(0.18)	$(0.12)	$(0.20)
Net asset value, end of period (x)	$8.66	$8.64	$8.52	$8.67	$9.80	$10.14
Total return (%) (r)(s)(t)(x)	2.11 (n)	5.49	1.76	(9.71)	(2.18)	0.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54 (a)	0.53	0.53	0.53	0.53	0.56
Expenses after expense reductions (f)	0.52 (a)	0.52	0.52	0.51	0.52	0.55
Net investment income (loss)	3.63 (a)	3.51	3.15	1.88	0.97	1.60
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$248,974	$234,727	$358,416	$233,540	$274,851	$162,286
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

Class R1	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.18	$0.08	$(0.00)(w)	$0.06
Net realized and unrealized gain (loss)	0.02	0.15	(0.12)	(1.11)	(0.32)	(0.09)
Total from investment operations	$0.14	$0.37	$0.06	$(1.03)	$(0.32)	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.21)	$(0.09)	$(0.02)	$(0.10)
Net asset value, end of period (x)	$8.67	$8.65	$8.53	$8.68	$9.80	$10.14
Total return (%) (r)(s)(t)(x)	1.61 (n)	4.45	0.75	(10.52)	(3.16)	(0.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54 (a)	1.53	1.53	1.53	1.54	1.56
Expenses after expense reductions (f)	1.53 (a)	1.52	1.52	1.51	1.53	1.55
Net investment income (loss)	2.68 (a)	2.51	2.15	0.89	(0.02)	0.61
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$805	$1,501	$1,592	$1,587	$1,960	$2,274
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

See Notes to Financial Statements
14

MFS Government Securities Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.13	$0.05	$0.12
Net realized and unrealized gain (loss)	0.02	0.16	(0.12)	(1.11)	(0.32)	(0.10)
Total from investment operations	$0.16	$0.42	$0.11	$(0.98)	$(0.27)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.30)	$(0.26)	$(0.14)	$(0.07)	$(0.15)
Net asset value, end of period (x)	$8.67	$8.65	$8.53	$8.68	$9.80	$10.14
Total return (%) (r)(s)(t)(x)	1.86 (n)	4.97	1.26	(10.07)	(2.67)	0.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04 (a)	1.03	1.03	1.03	1.04	1.06
Expenses after expense reductions (f)	1.02 (a)	1.02	1.02	1.01	1.03	1.05
Net investment income (loss)	3.13 (a)	3.01	2.64	1.39	0.48	1.12
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$34,728	$37,232	$36,279	$40,295	$49,375	$63,945
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

Class R3	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.81	$10.15	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.15	$0.07	$0.14
Net realized and unrealized gain (loss)	0.02	0.16	(0.12)	(1.12)	(0.31)	(0.09)
Total from investment operations	$0.17	$0.44	$0.13	$(0.97)	$(0.24)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.32)	$(0.28)	$(0.16)	$(0.10)	$(0.17)
Net asset value, end of period (x)	$8.67	$8.65	$8.53	$8.68	$9.81	$10.15
Total return (%) (r)(s)(t)(x)	1.99 (n)	5.23	1.51	(9.93)	(2.43)	0.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79 (a)	0.78	0.78	0.78	0.79	0.81
Expenses after expense reductions (f)	0.77 (a)	0.77	0.77	0.76	0.78	0.80
Net investment income (loss)	3.38 (a)	3.26	2.89	1.62	0.73	1.36
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$18,754	$20,145	$22,264	$27,808	$38,286	$49,242
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

See Notes to Financial Statements
15

MFS Government Securities Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.65	$8.54	$8.69	$9.81	$10.15	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.27	$0.17	$0.10	$0.17
Net realized and unrealized gain (loss)	0.02	0.15	(0.12)	(1.11)	(0.32)	(0.10)
Total from investment operations	$0.18	$0.45	$0.15	$(0.94)	$(0.22)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.34)	$(0.30)	$(0.18)	$(0.12)	$(0.20)
Net asset value, end of period (x)	$8.67	$8.65	$8.54	$8.69	$9.81	$10.15
Total return (%) (r)(s)(t)(x)	2.11 (n)	5.36	1.76	(9.60)	(2.18)	0.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54 (a)	0.53	0.53	0.53	0.54	0.56
Expenses after expense reductions (f)	0.52 (a)	0.52	0.52	0.51	0.53	0.55
Net investment income (loss)	3.63 (a)	3.51	3.14	1.87	0.98	1.61
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$24,251	$23,195	$42,489	$42,785	$53,252	$67,258
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

Class R6	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.28	$0.18	$0.11	$0.18
Net realized and unrealized gain (loss)	0.02	0.16	(0.12)	(1.11)	(0.32)	(0.10)
Total from investment operations	$0.18	$0.47	$0.16	$(0.93)	$(0.21)	$0.08
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.35)	$(0.31)	$(0.19)	$(0.13)	$(0.21)
Net asset value, end of period (x)	$8.67	$8.65	$8.53	$8.68	$9.80	$10.14
Total return (%) (r)(s)(t)(x)	2.16 (n)	5.59	1.87	(9.52)	(2.08)	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44 (a)	0.43	0.43	0.43	0.44	0.46
Expenses after expense reductions (f)	0.42 (a)	0.42	0.41	0.41	0.42	0.45
Net investment income (loss)	3.73 (a)	3.61	3.25	1.98	1.08	1.69
Portfolio turnover rate	58 (n)	195	195	198	398	307
Net assets at end of period (000 omitted)	$1,304,512	$1,315,080	$1,265,255	$1,308,767	$1,561,273	$1,422,514
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	17 (n)	66	73	N/A	N/A	N/A

See Notes to Financial Statements
16

MFS Government Securities Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending February 29, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Government Securities Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
18

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$511,652,162	$—	$511,652,162
U.S. Corporate Bonds	—	2,589,581	—	2,589,581
Residential Mortgage-Backed Securities	—	1,179,278,747	—	1,179,278,747
Commercial Mortgage-Backed Securities	—	54,162,819	—	54,162,819
Asset-Backed Securities (including CDOs)	—	81,950,497	—	81,950,497
Investment Companies	239,824,500	—	—	239,824,500
Total	$239,824,500	$1,829,633,806	$—	$2,069,458,306

Other Financial Instruments
Futures Contracts – Assets	$1,754,041	$—	$—	$1,754,041
Swap Agreements – Assets	—	884,492	—	884,492
Swap Agreements – Liabilities	—	(2,166,596)	—	(2,166,596)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
19

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Purchased Option Contracts	$465,000	$—
Interest Rate	Futures Contracts	1,754,041	—
Interest Rate	Cleared Swap Agreements	884,492	(2,166,596)
Total		$3,103,533	$(2,166,596)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$7,752,155	$125,332
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(4,531,239)	$121,430	$0
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
21

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
22

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/25
Ordinary income (including any short-term capital gains)	$82,024,549
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$2,161,659,120
Gross appreciation	8,428,148
Gross depreciation	(100,628,962)
Net unrealized appreciation (depreciation)	$(92,200,814)
As of 2/28/25
Undistributed ordinary income	9,800,032
Capital loss carryforwards	(301,410,460)
Other temporary differences	(6,244,565)
Net unrealized appreciation (depreciation)	(98,942,178)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
23

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
As of February 28, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(111,187,863)
Long-Term	(190,222,597)
Total	$(301,410,460)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/25	Year ended 2/28/25
Class A	$6,154,446	$14,427,797
Class B	6,225	22,362
Class C	40,283	96,568
Class I	4,379,423	11,558,155
Class R1	14,003	45,399
Class R2	583,195	1,291,803
Class R3	329,917	839,315
Class R4	444,378	1,472,864
Class R6	24,072,306	52,270,286
Total	$36,024,176	$82,024,549
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2026. For the six months ended August 31, 2025, this management fee reduction amounted to $135,863, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2025 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
24

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2027. For the six months ended August 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,251 for the six months ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$444,910
Class B	0.75%	0.25%	1.00%	1.00%	2,297
Class C	0.75%	0.25%	1.00%	1.00%	14,796
Class R1	0.75%	0.25%	1.00%	1.00%	5,179
Class R2	0.25%	0.25%	0.50%	0.50%	90,744
Class R3	—	0.25%	0.25%	0.25%	23,840
Total Distribution and Service Fees					$581,766
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2025, this rebate amounted to $355 and $8 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2025, were as follows:
Amount
Class A	$1,663
Class B	—
Class C	1,279
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2025, the fee was $129,615, which equated to 0.0134% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $371,795.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2025 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
25

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$25
8/19/2024	Redemption	Class R1	2	19
8/19/2024	Redemption	Class R2	3	23
8/19/2024	Redemption	Class R3	3	29
8/19/2024	Redemption	Class R4	3	26
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,053,456,457	$1,309,848,146
Non-U.S. Government securities	28,810,251	56,158,350
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/25		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,652,685	$14,224,078	4,537,265	$38,939,747
Class B	348	3,000	11,141	97,227
Class C	67,918	584,641	52,896	455,271
Class I	4,216,254	36,195,264	7,510,875	64,278,627
Class R1	3,814	32,754	12,060	103,453
Class R2	535,509	4,589,549	1,344,620	11,486,472
Class R3	216,444	1,858,191	937,308	8,029,249
Class R4	410,668	3,535,573	1,023,757	8,784,119
Class R6	10,025,646	86,102,699	13,445,286	114,851,189
	17,129,286	$147,125,749	28,875,208	$247,025,354
26

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/25		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	684,340	$5,904,564	1,612,625	$13,839,228
Class B	717	6,178	2,600	22,280
Class C	4,627	40,000	11,143	95,778
Class I	499,955	4,307,055	1,331,636	11,392,922
Class R1	1,624	14,003	5,295	45,399
Class R2	67,605	582,646	150,359	1,289,103
Class R3	38,252	329,917	97,834	839,258
Class R4	12,971	111,866	41,273	353,336
Class R6	2,729,576	23,524,894	5,975,361	51,225,878
	4,039,667	$34,821,123	9,228,126	$79,103,182
Shares reacquired
Class A	(4,675,907)	$(40,189,095)	(12,328,455)	$(105,599,308)
Class B	(18,022)	(154,252)	(61,553)	(524,913)
Class C	(64,094)	(551,832)	(161,510)	(1,387,313)
Class I	(3,133,554)	(26,930,666)	(23,735,153)	(202,342,985)
Class R1	(86,175)	(743,321)	(30,431)	(257,944)
Class R2	(901,531)	(7,754,768)	(1,443,338)	(12,340,793)
Class R3	(420,343)	(3,618,506)	(1,315,795)	(11,259,772)
Class R4	(308,059)	(2,647,246)	(3,362,212)	(28,717,010)
Class R6	(14,323,410)	(123,243,713)	(15,702,514)	(134,655,975)
	(23,931,095)	$(205,833,399)	(58,140,961)	$(497,086,013)
Net change
Class A	(2,338,882)	$(20,060,453)	(6,178,565)	$(52,820,333)
Class B	(16,957)	(145,074)	(47,812)	(405,406)
Class C	8,451	72,809	(97,471)	(836,264)
Class I	1,582,655	13,571,653	(14,892,642)	(126,671,436)
Class R1	(80,737)	(696,564)	(13,076)	(109,092)
Class R2	(298,417)	(2,582,573)	51,641	434,782
Class R3	(165,647)	(1,430,398)	(280,653)	(2,391,265)
Class R4	115,580	1,000,193	(2,297,182)	(19,579,555)
Class R6	(1,568,188)	(13,616,120)	3,718,133	31,421,092
	(2,762,142)	$(23,886,527)	(20,037,627)	$(170,957,477)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 32%, 18%, 4%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
27

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2025, the fund’s commitment fee and interest expense were $4,759 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,511,411	$727,663,723	$512,353,710	$(17,120)	$20,196	$239,824,500

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,922,269	$—
28

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
29

MFS Government Securities Fund
Board Review of Investment Advisory Agreement
MFS Government Securities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
30

MFS Government Securities Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
31

MFS New Discovery Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Fund
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 2.6%
Hexcel Corp.	336,115	$21,225,662
KBR, Inc.	346,341	17,476,367
Mirion Technologies, Inc. (a)	945,340	19,379,470
Standard Aero, Inc. (a)	604,360	16,009,496
		$74,090,995
Apparel Manufacturers – 0.8%
Columbia Sportswear Co.	173,414	$9,662,628
Under Amour, Inc., “C” (a)	2,592,108	12,753,171
		$22,415,799
Automotive – 4.3%
Atmus Filtration Technologies, Inc.	656,739	$29,238,020
Dana, Inc.	1,207,411	24,341,406
Goodyear Tire & Rubber Co. (a)	1,599,646	13,564,998
Group 1 Automotive, Inc.	21,420	9,955,588
LKQ Corp.	507,554	16,556,412
Visteon Corp.	247,392	30,666,712
		$124,323,136
Broadcasting – 0.8%
Nexstar Media Group, Inc.	109,002	$22,294,179
Brokerage & Asset Managers – 0.9%
P10, Inc.	2,058,426	$25,400,977
Business Services – 2.4%
HUT 8 Corp. (a)	385,409	$10,301,983
NCR Atleos Corp. (a)	1,001,413	39,675,983
TriNet Group, Inc.	265,175	19,203,973
		$69,181,939
Chemicals – 2.1%
Avient Corp.	725,271	$27,125,135
Element Solutions, Inc.	1,242,679	31,961,704
		$59,086,839
Computer Software – 2.9%
ACI Worldwide, Inc. (a)	554,871	$27,382,884
Bullish, Inc. (a)	281,820	16,635,835
nCino, Inc. (a)	550,196	17,666,793
Thryv, Inc. (a)	1,558,131	20,037,565
		$81,723,077
Computer Software - Systems – 0.9%
Insight Enterprises, Inc. (a)	203,766	$26,522,183
NDVFS-SEM
1

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.7%
Independence Realty Trust, Inc., REIT	1,408,898	$25,515,143
M/I Homes, Inc. (a)	190,828	28,101,331
Smith Douglas Homes Corp. (a)	379,172	7,435,563
Toll Brothers, Inc.	127,534	17,727,226
		$78,779,263
Consumer Products – 1.5%
Newell Brands, Inc.	2,825,435	$16,726,575
Prestige Consumer Healthcare, Inc. (a)	392,559	26,709,715
		$43,436,290
Consumer Services – 1.4%
Adtalem Global Education, Inc. (a)	120,764	$15,814,046
Grand Canyon Education, Inc. (a)	123,619	24,917,882
		$40,731,928
Containers – 1.7%
Graphic Packaging Holding Co.	1,000,009	$22,270,200
Silgan Holdings, Inc.	594,075	27,873,999
		$50,144,199
Electrical Equipment – 2.8%
nVent Electric PLC	268,097	$24,233,288
TriMas Corp.	636,724	24,622,117
Vontier Corp.	736,723	31,612,784
		$80,468,189
Electronics – 3.7%
Advanced Energy Industries, Inc.	139,685	$20,908,051
Bel Fuse, Inc.	195,514	26,308,364
Formfactor, Inc. (a)	606,258	17,696,671
Plexus Corp. (a)	161,585	22,138,761
TTM Technologies, Inc. (a)	443,675	19,774,594
		$106,826,441
Energy - Independent – 2.5%
Antero Resources Corp. (a)	735,839	$23,487,981
Matador Resources Co.	480,066	24,176,124
Permian Resources Corp.	1,666,784	23,818,343
		$71,482,448
Food & Beverages – 1.9%
Nomad Foods Ltd.	1,624,255	$25,240,923
Simply Good Foods Co. (a)	564,820	16,170,797
Utz Brands, Inc.	1,075,018	14,426,741
		$55,838,461
Forest & Paper Products – 0.7%
International Paper Co.	428,751	$21,300,350
Gaming & Lodging – 0.7%
International Game Technology PLC	1,181,111	$19,653,687
2

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.3%
AXIS Capital Holdings Ltd.	219,848	$21,672,616
Hanover Insurance Group, Inc.	139,692	24,233,768
Kemper Corp.	232,325	12,464,236
Lincoln National Corp.	603,010	25,887,219
Selective Insurance Group, Inc.	249,476	19,516,508
Stewart Information Services Corp.	260,043	18,941,532
		$122,715,879
Leisure & Toys – 2.0%
Brunswick Corp.	265,015	$16,852,304
Hasbro, Inc.	248,582	20,177,401
Patrick Industries, Inc.	189,074	21,147,927
		$58,177,632
Machinery & Tools – 5.5%
Albany International Corp.	358,032	$22,738,612
ESAB Corp.	200,987	23,187,870
Flowserve Corp.	424,352	22,770,728
Hayward Holdings, Inc. (a)	1,693,124	27,225,434
Kadant, Inc.	42,542	13,752,978
Regal Rexnord Corp.	143,118	21,371,811
Timken Co.	335,955	25,945,805
		$156,993,238
Major Banks – 0.5%
Simmons First National Corp.	672,238	$13,969,106
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	105,451	$18,763,951
Option Care Health, Inc. (a)	895,167	25,673,389
		$44,437,340
Medical Equipment – 2.1%
Concentra Group Holdings, Inc.	1,227,371	$29,211,430
Envista Holdings Corp. (a)	1,125,921	23,847,006
Lantheus Holdings, Inc. (a)	151,512	8,318,009
		$61,376,445
Natural Gas - Distribution – 4.4%
Brookfield Infrastructure Corp. (l)	448,984	$18,058,136
MDU Resources Group, Inc.	670,613	10,924,286
New Jersey Resources Corp.	488,967	23,123,249
ONE Gas, Inc.	340,583	26,054,600
Spire, Inc.	297,745	22,807,267
UGI Corp.	684,920	23,725,629
		$124,693,167
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	1,678,335	$32,391,865
3

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.8%
Expro Group Holdings N.V. (a)	1,933,583	$24,111,780
TechnipFMC PLC	726,202	26,695,186
		$50,806,966
Other Banks & Diversified Financials – 21.0%
Air Lease Corp.	466,365	$28,079,837
Atlantic Union Bankshares Corp.	544,729	19,463,167
Banc of California, Inc.	1,055,806	17,864,238
Cathay General Bancorp, Inc.	643,629	32,123,523
Columbia Banking System, Inc.	1,162,133	31,110,300
CVB Financial Corp.	1,084,679	21,834,588
East West Bancorp, Inc.	246,312	25,897,244
Eastern Bankshares, Inc.	1,509,904	25,834,457
Element Fleet Management Corp.	843,716	22,485,168
First Hawaiian, Inc.	1,306,232	33,896,720
First Interstate BancSystem, Inc.	1,001,515	32,769,571
Hancock Whitney Corp.	497,645	31,311,823
Herc Holdings, Inc.	117,631	15,384,959
Pacific Premier Bancorp, Inc.	1,576,049	38,597,440
Popular, Inc.	348,520	43,788,053
Prosperity Bancshares, Inc.	478,225	33,059,694
Riot Platforms, Inc. (a)	1,301,135	17,903,618
SLM Corp.	884,005	27,651,676
Texas Capital Bancshares, Inc. (a)	285,547	24,719,804
UMB Financial Corp.	219,892	26,804,835
United Community Bank, Inc.	844,358	28,201,557
Viper Energy, Inc., “A”	549,537	21,896,302
		$600,678,574
Pharmaceuticals – 1.7%
ACADIA Pharmaceuticals, Inc. (a)	755,099	$19,625,023
Ligand Pharmaceuticals, Inc. (a)	134,445	21,741,101
Organon & Co.	812,728	7,655,898
		$49,022,022
Real Estate – 5.6%
Brixmor Property Group, Inc., REIT	855,448	$23,943,990
Cushman & Wakefield PLC (a)	1,315,376	20,743,480
Essential Properties Realty Trust, REIT	897,851	28,120,693
Four Corners Property Trust, Inc., REIT	774,559	20,053,332
PennyMac Financial Services, Inc.	207,317	22,825,602
Phillips Edison & Co., REIT	715,616	25,182,527
Urban Edge Properties, REIT	916,741	18,967,371
		$159,836,995
Real Estate - Office – 1.4%
Cousins Properties, Inc., REIT	782,279	$23,069,408
Douglas Emmett, Inc., REIT	1,066,971	17,295,600
		$40,365,008
4

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 1.7%
Rexford Industrial Realty, Inc., REIT	596,002	$24,680,443
SmartStop Self Storage REIT	681,374	24,795,200
		$49,475,643
Restaurants – 0.5%
Chefs' Warehouse, Inc. (a)	234,882	$14,830,449
Specialty Chemicals – 2.7%
Ashland, Inc.	367,886	$20,656,799
Axalta Coating Systems Ltd. (a)	521,865	16,313,500
Chemours Co.	899,184	13,847,433
Quaker Chemical Corp.	173,658	25,192,566
		$76,010,298
Specialty Stores – 0.7%
Pet Valu Holdings Ltd.	673,286	$19,119,783
Trucking – 0.4%
RXO, Inc. (a)	664,288	$10,847,823
Utilities - Electric Power – 2.1%
NorthWestern Corp.	514,995	$29,617,363
Portland General Electric Co.	696,030	29,776,163
		$59,393,526
Total Common Stocks (Identified Cost, $2,230,419,813)		$2,818,842,139
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $48,493,859)	48,490,873	$48,495,722
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j) (Identified Cost, $16,704,175)	16,704,175	$16,704,175
Other Assets, Less Liabilities – (0.7)%		(19,114,412)
Net Assets – 100.0%		$2,864,927,624

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,495,722 and
$2,835,546,314, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $16,092,022 of securities on loan (identified cost, $2,247,123,988)	$2,835,546,314
Investments in affiliated issuers, at value (identified cost, $48,493,859)	48,495,722
Cash	1,511
Receivables for
Fund shares sold	809,371
Interest and dividends	2,963,627
Other assets	87,047
Total assets	$2,887,903,592
Liabilities
Payables for
Fund shares reacquired	$5,336,941
Collateral for securities loaned, at value	16,704,175
Payable to affiliates
Investment adviser	256,343
Administrative services fee	4,099
Shareholder servicing costs	490,199
Distribution and service fees	14,323
Accrued expenses and other liabilities	169,888
Total liabilities	$22,975,968
Net assets	$2,864,927,624
Net assets consist of
Paid-in capital	$2,211,939,606
Total distributable earnings (loss)	652,988,018
Net assets	$2,864,927,624
Shares of beneficial interest outstanding	156,800,370

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$254,084,434	14,078,777	$18.05
Class B	882,327	53,054	16.63
Class C	10,994,714	667,418	16.47
Class I	900,354,146	49,263,478	18.28
Class R1	1,971,593	119,088	16.56
Class R2	4,092,356	229,833	17.81
Class R3	203,800,293	11,267,850	18.09
Class R4	64,578,290	3,526,077	18.31
Class R6	1,424,169,471	77,594,795	18.35

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.15 [100 / 94.25 x $18.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS New Discovery Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$36,401,270
Dividends from affiliated issuers	837,584
Income on securities loaned	128,265
Other	118,582
Foreign taxes withheld	(129,219)
Total investment income	$37,356,482
Expenses
Management fee	$11,695,518
Distribution and service fees	633,599
Shareholder servicing costs	785,493
Administrative services fee	183,480
Independent Trustees' compensation	31,936
Custodian fee	65,206
Shareholder communications	112,962
Audit and tax fees	36,688
Legal fees	8,600
Miscellaneous	138,008
Total expenses	$13,691,490
Reduction of expenses by investment adviser and distributor	(197,071)
Net expenses	$13,494,419
Net investment income (loss)	$23,862,063
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$97,177,539
Affiliated issuers	(1,085)
Foreign currency	10,078
Net realized gain (loss)	$97,186,532
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,318,478)
Affiliated issuers	1,564
Translation of assets and liabilities in foreign currencies	(14)
Net unrealized gain (loss)	$(13,316,928)
Net realized and unrealized gain (loss)	$83,869,604
Change in net assets from operations	$107,731,667
See Notes to Financial Statements
7

MFS New Discovery Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25
Change in net assets
From operations
Net investment income (loss)	$23,862,063	$44,670,498
Net realized gain (loss)	97,186,532	260,889,781
Net unrealized gain (loss)	(13,316,928)	31,515,077
Change in net assets from operations	$107,731,667	$337,075,356
Total distributions to shareholders	$(91,975,500)	$(210,434,041)
Change in net assets from fund share transactions	$(369,122,671)	$(338,148,864)
Total change in net assets	$(353,366,504)	$(211,507,549)
Net assets
At beginning of period	3,218,294,128	3,429,801,677
At end of period	$2,864,927,624	$3,218,294,128
See Notes to Financial Statements
8

MFS New Discovery Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$17.90	$17.28	$18.03	$20.03	$18.53	$14.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.19	$0.16	$0.12	$0.05	$0.07
Net realized and unrealized gain (loss)	0.62	1.58	0.15	(0.77)	3.32	4.66
Total from investment operations	$0.74	$1.77	$0.31	$(0.65)	$3.37	$4.73
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.29)	$(0.18)	$(0.23)	$(0.15)	$—
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.59)	$(1.15)	$(1.06)	$(1.35)	$(1.87)	$(0.32)
Net asset value, end of period (x)	$18.05	$17.90	$17.28	$18.03	$20.03	$18.53
Total return (%) (r)(s)(t)(x)	4.35 (n)	9.88	1.96	(2.88)	18.34	34.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22 (a)	1.21	1.20	1.20	1.19	1.23
Expenses after expense reductions	1.21 (a)	1.19	1.19	1.18	1.18	1.22
Net investment income (loss)	1.44 (a)	1.05	0.98	0.65	0.25	0.53
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$254,084	$268,230	$275,255	$306,254	$361,165	$333,743

See Notes to Financial Statements
9

MFS New Discovery Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$16.59	$16.07	$16.83	$18.77	$17.54	$13.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.06	$0.04	$(0.01)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss)	0.55	1.45	0.12	(0.73)	3.13	4.41
Total from investment operations	$0.61	$1.51	$0.16	$(0.74)	$3.04	$4.38
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.04)	$(0.08)	$(0.09)	$—
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.57)	$(0.99)	$(0.92)	$(1.20)	$(1.81)	$(0.32)
Net asset value, end of period (x)	$16.63	$16.59	$16.07	$16.83	$18.77	$17.54
Total return (%) (r)(s)(t)(x)	3.93 (n)	9.04	1.21	(3.61)	17.45	33.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.97 (a)	1.96	1.95	1.95	1.94	1.98
Expenses after expense reductions	1.96 (a)	1.94	1.94	1.93	1.93	1.97
Net investment income (loss)	0.71 (a)	0.35	0.23	(0.09)	(0.49)	(0.21)
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$882	$1,567	$2,834	$4,023	$6,016	$6,032

Class C	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$16.44	$15.94	$16.70	$18.66	$17.45	$13.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.04	$(0.02)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss)	0.55	1.44	0.13	(0.72)	3.11	4.39
Total from investment operations	$0.60	$1.50	$0.17	$(0.74)	$3.02	$4.36
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.05)	$(0.10)	$(0.09)	$—
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.57)	$(1.00)	$(0.93)	$(1.22)	$(1.81)	$(0.32)
Net asset value, end of period (x)	$16.47	$16.44	$15.94	$16.70	$18.66	$17.45
Total return (%) (r)(s)(t)(x)	3.90 (n)	9.06	1.24	(3.65)	17.42	33.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.97 (a)	1.96	1.95	1.95	1.94	1.98
Expenses after expense reductions	1.96 (a)	1.94	1.94	1.93	1.93	1.97
Net investment income (loss)	0.69 (a)	0.34	0.23	(0.09)	(0.48)	(0.21)
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$10,995	$14,699	$21,695	$29,474	$37,588	$39,061

See Notes to Financial Statements
10

MFS New Discovery Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$18.10	$17.47	$18.20	$20.22	$18.69	$14.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.24	$0.21	$0.16	$0.10	$0.11
Net realized and unrealized gain (loss)	0.62	1.59	0.16	(0.78)	3.35	4.70
Total from investment operations	$0.77	$1.83	$0.37	$(0.62)	$3.45	$4.81
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.34)	$(0.22)	$(0.28)	$(0.20)	$(0.01)
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.59)	$(1.20)	$(1.10)	$(1.40)	$(1.92)	$(0.33)
Net asset value, end of period (x)	$18.28	$18.10	$17.47	$18.20	$20.22	$18.69
Total return (%) (r)(s)(t)(x)	4.51 (n)	10.08	2.30	(2.70)	18.64	34.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97 (a)	0.96	0.95	0.95	0.94	0.98
Expenses after expense reductions	0.96 (a)	0.94	0.94	0.93	0.93	0.97
Net investment income (loss)	1.72 (a)	1.31	1.22	0.91	0.46	0.78
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$900,354	$1,228,722	$1,388,622	$1,604,806	$1,795,671	$1,430,510

Class R1	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$16.52	$16.03	$16.80	$18.78	$17.55	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.04	$(0.01)	$(0.10)	$(0.03)
Net realized and unrealized gain (loss)	0.56	1.45	0.13	(0.74)	3.14	4.41
Total from investment operations	$0.61	$1.50	$0.17	$(0.75)	$3.04	$4.38
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.06)	$(0.11)	$(0.09)	$—
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.57)	$(1.01)	$(0.94)	$(1.23)	$(1.81)	$(0.32)
Net asset value, end of period (x)	$16.56	$16.52	$16.03	$16.80	$18.78	$17.55
Total return (%) (r)(s)(t)(x)	3.95 (n)	9.02	1.27	(3.65)	17.45	33.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98 (a)	1.96	1.95	1.95	1.94	1.98
Expenses after expense reductions	1.96 (a)	1.95	1.92	1.92	1.93	1.96
Net investment income (loss)	0.68 (a)	0.31	0.25	(0.09)	(0.51)	(0.22)
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$1,972	$1,878	$1,972	$2,196	$2,224	$2,320

See Notes to Financial Statements
11

MFS New Discovery Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$17.68	$17.09	$17.84	$19.84	$18.38	$14.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.12	$0.07	$0.01	$0.04
Net realized and unrealized gain (loss)	0.61	1.54	0.14	(0.76)	3.28	4.62
Total from investment operations	$0.71	$1.69	$0.26	$(0.69)	$3.29	$4.66
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.24)	$(0.13)	$(0.19)	$(0.11)	$—
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.58)	$(1.10)	$(1.01)	$(1.31)	$(1.83)	$(0.32)
Net asset value, end of period (x)	$17.81	$17.68	$17.09	$17.84	$19.84	$18.38
Total return (%) (r)(s)(t)(x)	4.26 (n)	9.54	1.73	(3.13)	18.02	34.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.47 (a)	1.46	1.45	1.45	1.44	1.48
Expenses after expense reductions	1.46 (a)	1.44	1.44	1.43	1.43	1.47
Net investment income (loss)	1.18 (a)	0.83	0.73	0.40	0.05	0.29
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$4,092	$3,798	$5,265	$5,677	$6,251	$4,779

Class R3	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$17.94	$17.33	$18.07	$20.08	$18.57	$14.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.19	$0.17	$0.12	$0.05	$0.07
Net realized and unrealized gain (loss)	0.62	1.58	0.15	(0.78)	3.33	4.67
Total from investment operations	$0.74	$1.77	$0.32	$(0.66)	$3.38	$4.74
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.30)	$(0.18)	$(0.23)	$(0.15)	$(0.00)(w)
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.59)	$(1.16)	$(1.06)	$(1.35)	$(1.87)	$(0.32)
Net asset value, end of period (x)	$18.09	$17.94	$17.33	$18.07	$20.08	$18.57
Total return (%) (r)(s)(t)(x)	4.34 (n)	9.86	2.01	(2.92)	18.36	34.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22 (a)	1.21	1.20	1.20	1.19	1.23
Expenses after expense reductions	1.21 (a)	1.19	1.19	1.18	1.18	1.22
Net investment income (loss)	1.43 (a)	1.00	0.98	0.65	0.24	0.53
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$203,800	$204,333	$81,370	$99,012	$104,164	$88,963

See Notes to Financial Statements
12

MFS New Discovery Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$18.14	$17.50	$18.24	$20.25	$18.72	$14.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.24	$0.21	$0.17	$0.09	$0.11
Net realized and unrealized gain (loss)	0.61	1.60	0.15	(0.78)	3.36	4.71
Total from investment operations	$0.76	$1.84	$0.36	$(0.61)	$3.45	$4.82
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.34)	$(0.22)	$(0.28)	$(0.20)	$(0.01)
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.59)	$(1.20)	$(1.10)	$(1.40)	$(1.92)	$(0.33)
Net asset value, end of period (x)	$18.31	$18.14	$17.50	$18.24	$20.25	$18.72
Total return (%) (r)(s)(t)(x)	4.45 (n)	10.12	2.24	(2.66)	18.60	34.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97 (a)	0.96	0.95	0.95	0.94	0.98
Expenses after expense reductions	0.96 (a)	0.94	0.94	0.93	0.93	0.97
Net investment income (loss)	1.68 (a)	1.30	1.24	0.91	0.45	0.78
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$64,578	$63,305	$66,910	$73,846	$103,464	$104,206

Class R6	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25	2/29/24	2/28/23	2/28/22	2/28/21
Net asset value, beginning of period	$18.17	$17.53	$18.27	$20.29	$18.75	$14.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.26	$0.23	$0.18	$0.13	$0.13
Net realized and unrealized gain (loss)	0.63	1.59	0.15	(0.78)	3.35	4.71
Total from investment operations	$0.78	$1.85	$0.38	$(0.60)	$3.48	$4.84
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.35)	$(0.24)	$(0.30)	$(0.22)	$(0.01)
From net realized gain	(0.57)	(0.86)	(0.88)	(1.12)	(1.72)	(0.32)
Total distributions declared to shareholders	$(0.60)	$(1.21)	$(1.12)	$(1.42)	$(1.94)	$(0.33)
Net asset value, end of period (x)	$18.35	$18.17	$17.53	$18.27	$20.29	$18.75
Total return (%) (r)(s)(t)(x)	4.52 (n)	10.20	2.34	(2.59)	18.75	34.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88 (a)	0.86	0.86	0.85	0.84	0.87
Expenses after expense reductions	0.86 (a)	0.85	0.84	0.84	0.83	0.86
Net investment income (loss)	1.78 (a)	1.40	1.32	1.00	0.62	0.89
Portfolio turnover rate	23 (n)	34	34	30	44	48
Net assets at end of period (000 omitted)	$1,424,169	$1,431,761	$1,585,878	$1,728,213	$1,875,681	$1,721,570

See Notes to Financial Statements
13

MFS New Discovery Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
15

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,818,842,139	$—	$—	$2,818,842,139
Mutual Funds	65,199,897	—	—	65,199,897
Total	$2,884,042,036	$—	$—	$2,884,042,036
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $16,092,022.  The fair value of the fund's investment securities on loan and a related liability of $16,704,175 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
16

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/25
Ordinary income (including any short-term capital gains)	$95,676,016
Long-term capital gains	114,758,025
Total distributions	$210,434,041
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
As of 8/31/25
Cost of investments	$2,359,845,831
Gross appreciation	643,323,712
Gross depreciation	(119,127,507)
Net unrealized appreciation (depreciation)	$524,196,205
As of 2/28/25
Undistributed ordinary income	6,790,774
Undistributed long-term capital gain	84,769,713
Net unrealized appreciation (depreciation)	545,671,364
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/25	Year ended 2/28/25
Class A	$8,152,613	$16,909,225
Class B	30,645	120,588
Class C	383,962	1,014,820
Class I	28,943,191	81,507,541
Class R1	66,057	107,020
Class R2	129,433	311,653
Class R3	6,466,987	13,029,578
Class R4	2,045,395	4,186,791
Class R6	45,757,217	93,246,825
Total	$91,975,500	$210,434,041
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2026. For the six months ended August 31, 2025, this management fee reduction amounted to $196,974, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2025 was equivalent to an annual effective rate of 0.82% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
18

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.07%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2027. For the six months ended August 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,872 for the six months ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$309,861
Class B	0.75%	0.25%	1.00%	1.00%	5,200
Class C	0.75%	0.25%	1.00%	1.00%	59,300
Class R1	0.75%	0.25%	1.00%	1.00%	9,105
Class R2	0.25%	0.25%	0.50%	0.50%	9,339
Class R3	—	0.25%	0.25%	0.25%	240,794
Total Distribution and Service Fees					$633,599
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2025, this rebate amounted to $75 and $22 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2025, were as follows:
Amount
Class A	$193
Class B	2
Class C	152
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2025, the fee was $36,035, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $749,458.
19

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2025 was equivalent to an annual effective rate of 0.0130% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	5	$102
8/19/2024	Redemption	Class B	3	57
8/19/2024	Redemption	Class C	4	69
8/19/2024	Redemption	Class I	4	80
8/19/2024	Redemption	Class R1	12	213
8/19/2024	Redemption	Class R2	3	55
8/19/2024	Redemption	Class R3	3	60
8/19/2024	Redemption	Class R4	3	57
During the six months ended August 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $147,478. The sales transactions resulted in net realized gains (losses) of $(158,004).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2025, this reimbursement amounted to $118,180, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $648,082,155 and $1,075,291,715, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
20

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/25		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	314,639	$5,272,710	706,703	$12,949,695
Class B	254	4,000	—	—
Class C	5,221	81,681	15,141	253,369
Class I	2,867,676	49,167,609	9,501,176	175,456,384
Class R1	3,618	56,731	11,213	188,195
Class R2	11,958	196,933	30,027	544,937
Class R3	661,658	11,306,112	8,546,960	150,123,908
Class R4	217,818	3,728,232	395,723	7,325,369
Class R6	6,423,340	105,349,470	9,242,156	171,053,749
	10,506,182	$175,163,478	28,449,099	$517,895,606
Shares issued to shareholders in reinvestment of distributions
Class A	481,961	$8,145,138	887,030	$16,885,542
Class B	1,932	30,104	6,649	117,454
Class C	24,868	383,962	57,963	1,014,820
Class I	1,667,983	28,539,188	4,191,859	80,680,551
Class R1	4,259	66,057	6,081	107,020
Class R2	7,760	129,433	16,563	311,653
Class R3	381,758	6,466,987	683,004	13,029,578
Class R4	119,265	2,045,395	217,080	4,186,791
Class R6	2,383,407	40,946,929	4,292,178	82,911,676
	5,073,193	$86,753,193	10,358,407	$199,245,085
Shares reacquired
Class A	(1,704,146)	$(28,904,373)	(2,533,180)	$(46,452,320)
Class B	(43,604)	(680,804)	(88,546)	(1,503,944)
Class C	(257,002)	(3,956,732)	(539,625)	(9,068,575)
Class I	(23,153,713)	(397,942,198)	(25,317,647)	(465,292,646)
Class R1	(2,509)	(39,868)	(26,655)	(450,498)
Class R2	(4,671)	(78,122)	(139,934)	(2,515,716)
Class R3	(1,167,657)	(19,959,420)	(2,533,563)	(46,808,745)
Class R4	(300,849)	(5,168,599)	(946,180)	(17,740,503)
Class R6	(9,997,521)	(174,309,226)	(25,217,438)	(465,456,608)
	(36,631,672)	$(631,039,342)	(57,342,768)	$(1,055,289,555)
Net change
Class A	(907,546)	$(15,486,525)	(939,447)	$(16,617,083)
Class B	(41,418)	(646,700)	(81,897)	(1,386,490)
Class C	(226,913)	(3,491,089)	(466,521)	(7,800,386)
Class I	(18,618,054)	(320,235,401)	(11,624,612)	(209,155,711)
Class R1	5,368	82,920	(9,361)	(155,283)
Class R2	15,047	248,244	(93,344)	(1,659,126)
Class R3	(124,241)	(2,186,321)	6,696,401	116,344,741
Class R4	36,234	605,028	(333,377)	(6,228,343)
Class R6	(1,190,774)	(28,012,827)	(11,683,104)	(211,491,183)
	(21,052,297)	$(369,122,671)	(18,535,262)	$(338,148,864)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the
21

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2025, the fund’s commitment fee and interest expense were $7,583 and $14,597, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$53,367,325	$379,888,420	$384,760,502	$(1,085)	$1,564	$48,495,722

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$837,584	$—
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS New Discovery Value Fund
Board Review of Investment Advisory Agreement
MFS New Discovery Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS New Discovery Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2025

*  Print name and title of each signing officer under his or her signature.